UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05085

Capital Income Builder, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[Logo – American Funds®]

Capital Income Builder®

Investment portfolio

July 31, 2008
unaudited

Common stocks — 67.90%	Shares	Market value (000)

FINANCIALS — 11.38%
HSBC Holdings PLC (United Kingdom)	37,893,402	$630,033
HSBC Holdings PLC (Hong Kong)	35,037,176	578,900
Banco Santander, SA	54,447,614	1,059,078
Bank of America Corp.	22,390,340	736,642
Hang Seng Bank Ltd.	26,240,600	517,311
BNP Paribas SA	4,260,270	423,636
Wells Fargo & Co.	12,070,000	365,359
Sun Hung Kai Properties Ltd.	23,108,000	346,553
BOC Hong Kong (Holdings) Ltd.	132,593,500	336,859
HCP, Inc.	8,813,500	317,903
AXA SA	10,573,333	312,865
Société Générale	3,209,870	299,374
Commerzbank U.S. Finance, Inc.	8,365,000	270,923
Westfield Group	16,399,838	249,428
EFG Eurobank Ergasias SA	9,860,228	245,583
Bank of Nova Scotia	4,847,200	236,562
St.George Bank Ltd.	8,250,309	214,822
Royal Bank of Canada	4,300,000	198,394
Banco Itaú Holding Financeira SA, preferred nominative	8,535,525	182,768
Fannie Mae	15,865,000	182,447
Sampo Oyj, Class A	6,699,928	169,377
Kimco Realty Corp.	4,603,500	162,458
JPMorgan Chase & Co.	3,935,000	159,879
Citigroup Inc.	8,251,700	154,224
Westpac Banking Corp.	7,500,000	151,927
UniCredit SpA	22,480,000	134,894
Hypo Real Estate Holding AG	4,486,692	126,293
ING Groep NV, depository receipts	3,616,216	118,389
United Overseas Bank Ltd.	8,150,000	116,088
Admiral Group PLC	6,234,570	114,346
Hudson City Bancorp, Inc.	6,250,000	114,125
Banco Bilbao Vizcaya Argentaria, SA	5,530,000	101,963
TrygVesta A/S	1,374,350	100,795
AMP Ltd.	16,300,210	100,514
Wereldhave NV	864,109	93,118
CapitaMall Trust, units	41,282,880	90,559
Equity Residential, shares of beneficial interest	2,000,500	86,362
ProLogis, shares of beneficial interest	1,750,000	85,540
Hopewell Holdings Ltd.	22,465,300	81,205
DnB NOR ASA	6,275,000	81,120
Weingarten Realty Investors	2,634,750	80,334
Freddie Mac	8,800,000	71,896
CapitaCommercial Trust Management Ltd.	49,122,300	68,964
VastNed Retail NV1	845,106	68,796
Bank of New York Mellon Corp.	1,924,536	68,321
Champion Real Estate Investment Trust	138,772,000	66,171
Link REIT	28,480,894	63,887
UBS AG2	3,177,496	61,768
S P Setia Bhd.[1]	65,577,500	61,658
AMB Property Corp.	1,175,000	57,528
KBC Groep NV	525,000	53,645
Intesa Sanpaolo SpA	9,400,000	53,080
Bank of the Philippine Islands	57,913,564	53,054
iStar Financial, Inc.	6,207,550	50,964
Ascendas Real Estate Investment Trust	29,855,775	50,211
Nieuwe Steen Investments NV	1,714,268	46,223
Macquarie International Infrastructure Fund Ltd.[1]	83,170,000	46,219
Irish Life & Permanent PLC	5,713,949	46,096
Marsh & McLennan Companies, Inc.	1,600,000	45,200
Brandywine Realty Trust	2,812,000	45,133
Lloyds TSB Group PLC	7,710,000	45,111
United Bankshares, Inc.	1,775,000	44,712
Arthur J. Gallagher & Co.	1,355,000	34,458
Hospitality Properties Trust	1,500,000	31,950
Goodman Group	13,184,326	31,603
Fortune Real Estate Investment Trust[1]	52,408,500	29,021
National Bank of Greece SA	601,120	28,557
Frasers Centrepoint Trust	30,400,000	27,563
Jardine Lloyd Thompson Group PLC	3,330,000	27,304
Allco Commercial REIT[1]	44,940,001	26,617
CapitaRetail China Trust[2]	30,837,000	25,930
Lincoln National Corp.	541,500	25,830
Cambridge Industrial Trust[1]	51,975,000	24,893
Eurobank Properties REIT	1,950,000	22,430
Washington Mutual, Inc.	4,000,000	21,320
KeyCorp	1,860,000	19,623
TICON Industrial Connection PCL[1]	41,951,000	18,038
Extra Space Storage Inc.	1,200,000	17,004
Mapletree Logistics Trust	30,730,000	16,404
Hana Financial Holdings	404,000	15,350
XL Capital Ltd., Class A	642,800	11,500
Cathay No. 2 Real Estate Investment Trust	31,500,000	10,459
National City Corp.	2,200,600	10,409
Fubon No. 2 Real Estate Investment Trust	29,900,000	9,947
Krung Thai Bank PCL	45,072,800	9,690
Regions Financial Corp.	598,050	5,669
		11,799,156

UTILITIES — 10.30%
E.ON AG	12,776,000	2,438,307
Exelon Corp.	14,290,000	1,123,480
Veolia Environnement	16,366,362	869,844
GDF Suez	13,340,628	838,778
RWE AG	5,550,000	665,722
Electricité de France SA	6,611,000	576,504
Dominion Resources, Inc.	11,022,980	486,995
Southern Co.	12,478,000	441,596
Fortum Oyj	9,865,000	436,974
FirstEnergy Corp.	5,390,500	396,471
PPL Corp.	7,240,000	339,990
Public Service Enterprise Group Inc.	6,712,600	280,587
Hongkong Electric Holdings Ltd.	44,750,000	260,418
Ameren Corp.	4,687,120	192,594
Entergy Corp.	1,652,500	176,685
Edison International	3,000,000	145,020
SP AusNet[1]	124,959,692	133,907
FPL Group, Inc.	2,000,000	129,060
DTE Energy Co.	2,750,000	112,695
Xcel Energy Inc.	5,516,000	110,651
Cheung Kong Infrastructure Holdings Ltd.	21,196,000	93,734
Scottish and Southern Energy PLC	2,400,000	66,680
Northeast Utilities	2,000,000	50,320
Duke Energy Corp.	2,677,640	47,073
Tanjong PLC	10,615,000	42,727
NiSource Inc.	2,289,307	39,101
Consolidated Edison, Inc.	900,000	35,730
National Grid PLC	2,632,652	34,850
Electricity Generating PCL	13,810,428	33,609
American Electric Power Co., Inc.	684,600	27,042
Pinnacle West Capital Corp.	738,200	24,781
United Utilities PLC	1,287,879	17,750
SUEZ SA	4	—
		10,669,675

TELECOMMUNICATION SERVICES — 8.34%
Verizon Communications Inc.	55,280,500	1,881,748
AT&T Inc.	39,776,205	1,225,505
Koninklijke KPN NV	57,665,120	1,007,520
France Télécom SA	30,295,000	961,826
Belgacom SA	12,889,800	509,986
Telekomunikacja Polska SA	45,654,800	509,245
Embarq Corp.[1]	9,263,327	423,982
Singapore Telecommunications Ltd.	159,377,500	417,206
Telenor ASA	25,065,000	381,209
Vodafone Group PLC	72,753,000	196,150
OJSC Mobile TeleSystems (ADR)	2,640,000	188,496
TM International Bhd.[2]	58,772,500	114,674
Deutsche Telekom AG	6,000,000	104,317
Telkom SA Ltd.	5,227,300	99,138
Far EasTone Telecommunications Co., Ltd.[2]	50,652,988	83,181
DiGi.Com Bhd.	10,452,000	79,968
Advanced Info Service PCL	27,980,000	71,851
MTN Group Ltd.	4,109,000	71,089
Telekom Malaysia Bhd.	58,772,500	62,122
Taiwan Mobile Co., Ltd.	33,484,516	60,454
Philippine Long Distance Telephone Co.	1,053,250	59,560
StarHub Ltd	25,787,250	52,608
Telecom Corp. of New Zealand Ltd.	17,409,301	48,666
BT Group PLC	10,000,000	34,462
		8,644,963

ENERGY — 7.58%
Sasol Ltd.	25,936,931	1,397,864
Chevron Corp.	13,905,000	1,175,807
Eni SpA	29,337,866	994,083
ENI SpA (ADR)	912,492	61,502
Royal Dutch Shell PLC, Class A (ADR)	7,828,000	554,144
Royal Dutch Shell PLC, Class B	4,497,187	158,813
Royal Dutch Shell PLC, Class B (ADR)	1,866,228	130,935
Royal Dutch Shell PLC, Class A	3,055,000	108,991
ConocoPhillips	10,970,500	895,412
Husky Energy Inc.	16,130,000	714,124
StatoilHydro ASA	11,921,534	392,379
Woodside Petroleum Ltd.	6,534,607	330,469
SBM Offshore NV1	9,319,188	209,594
Marathon Oil Corp.	4,012,500	198,499
TOTAL SA	1,914,000	147,368
TOTAL SA (ADR)	600,000	45,900
Enbridge Inc.	3,018,268	132,419
PTT Exploration and Production PCL	22,350,000	100,105
PetroChina Co. Ltd., Class H	44,418,000	59,326
Spectra Energy Corp	1,338,820	36,376
Oil & Natural Gas Corp. Ltd.	517,281	12,134
		7,856,244

CONSUMER STAPLES — 6.06%
Philip Morris International Inc.	18,232,100	941,688
PepsiCo, Inc.	10,980,000	730,829
Nestlé SA	11,500,000	505,456
Diageo PLC	28,448,000	496,385
H.J. Heinz Co.	9,579,751	482,628
Kellogg Co.	9,024,000	478,813
UST Inc.[1]	8,542,000	449,395
Procter & Gamble Co.	5,560,000	364,069
ConAgra Foods, Inc.	12,850,000	278,588
Altria Group, Inc.	11,820,000	240,537
Foster’s Group Ltd.	47,820,985	222,961
Coca-Cola Co.	4,000,000	206,000
Reynolds American Inc.	3,480,000	194,288
Kraft Foods Inc., Class A	6,035,076	192,036
Kimberly-Clark Corp.	3,000,000	173,490
SABMiller PLC	7,915,000	164,537
Sara Lee Corp.	4,200,000	57,372
Imperial Tobacco Group PLC	1,390,000	52,061
Lion Nathan Ltd.	4,431,066	36,779
Premier Foods PLC	4,600,000	7,908
		6,275,820

MATERIALS — 4.63%
ArcelorMittal	11,705,000	1,044,253
China Steel Corp.	550,611,784	790,954
Koninklijke DSM NV	6,091,000	370,908
BlueScope Steel Ltd.	30,866,000	337,143
POSCO	522,100	279,107
Israel Chemicals Ltd.	12,100,907	226,292
Ambuja Cements Ltd.[1]	98,960,919	189,790
Akzo Nobel NV	3,115,000	179,199
RPM International, Inc.[1]	7,900,000	161,950
Rautaruukki Oyj	4,146,029	157,414
Norsk Hydro ASA	11,470,000	145,371
Weyerhaeuser Co.	2,500,000	133,650
Packaging Corp. of America	5,000,000	127,600
Aracruz Celulose SA, Class B, preferred nominative (ADR)	1,673,000	116,274
Fletcher Building Ltd.	21,176,596	99,128
Dow Chemical Co.	2,200,000	73,282
Worthington Industries, Inc.	3,639,800	64,570
Boral Ltd.	11,622,932	61,074
Stora Enso Oyj, Class R	6,000,000	54,613
UPM-Kymmene Oyj	3,100,000	49,331
Formosa Plastics Corp.	21,546,000	45,793
PaperlinX Ltd.	22,547,000	41,223
Norske Skogindustrier ASA[2]	9,439,285	38,651
Hung Hing Printing Group Ltd.	29,024,000	7,813
		4,795,383

INDUSTRIALS — 4.38%
General Electric Co.	38,785,000	1,097,228
Siemens AG	3,880,000	476,291
Sandvik AB	28,055,000	369,718
Macquarie Infrastructure Group[1]	142,568,021	344,416
AB Volvo, Class B	22,984,007	279,153
Macquarie Airports[1]	93,268,737	247,237
United Technologies Corp.	3,855,000	246,643
Leighton Holdings Ltd.	5,347,000	213,613
Singapore Technologies Engineering Ltd.	91,974,000	186,961
De La Rue PLC[1]	8,804,046	147,078
Geberit AG	925,917	118,168
Waste Management, Inc.	2,600,000	92,404
Singapore Post Private Ltd.[1]	107,025,000	81,388
Transport International Holdings Ltd.	19,379,600	77,503
Spirax-Sarco Engineering PLC	3,190,391	64,425
Emerson Electric Co.	1,190,000	57,953
Uponor Oyj	3,335,000	50,368
Wolseley PLC	7,300,000	49,439
Qantas Airways Ltd.	15,052,744	46,977
BELIMO Holding AG1	42,250	39,896
Koninklijke BAM Groep NV	2,328,797	36,297
AB SKF, Class B	2,000,000	34,123
Hopewell Highway Infrastructure Ltd.	40,730,900	31,325
Heijmans NV, depository receipts	1,203,605	26,938
IMI PLC	3,060,000	26,651
Seco Tools AB, Class B	1,660,000	23,316
SIA Engineering Co. Ltd.	8,617,000	19,596
Seaspan Corp.	650,000	15,457
Rentokil Initial PLC	10,900,000	14,472
Fong’s Industries Co. Ltd.[1]	36,590,000	13,883
Macquarie Infrastructure Co. LLC	339,100	7,603
		4,536,520

HEALTH CARE — 4.28%
Bayer AG, non-registered shares	10,122,000	874,314
Roche Holding AG	4,016,000	744,285
Merck & Co., Inc.	21,068,100	693,140
Johnson & Johnson	6,500,000	445,055
Bristol-Myers Squibb Co.	19,950,000	421,344
Pfizer Inc	20,905,000	390,296
Daiichi Sankyo Co., Ltd.	7,050,000	211,043
GlaxoSmithKline PLC	6,092,000	141,973
Sonic Healthcare Ltd.	10,740,949	140,139
Orion Oyj, Class B	5,708,194	117,082
Takeda Pharmaceutical Co. Ltd.	1,460,000	77,804
Abbott Laboratories	1,000,000	56,340
Schering-Plough Corp.	2,246,600	47,358
Baxter International Inc.	560,440	38,452
Oriola-KD Oyj, Class B	4,205,677	15,929
Clínica Baviera, SA	791,000	12,168
Landauer, Inc.	187,045	12,033
		4,438,755

CONSUMER DISCRETIONARY — 3.94%
Daimler AG	9,675,887	562,968
OPAP (Greek Organization of Football Prognostics) SA	15,242,040	546,394
Renault SA	5,063,000	423,836
Carnival Corp., units	8,903,400	328,891
Esprit Holdings Ltd.	29,373,200	315,701
Genuine Parts Co.	7,315,000	293,405
McDonald’s Corp.	4,400,000	263,076
Industria de Diseno Textil, SA	4,670,088	226,007
Vivendi SA	3,540,000	148,805
Kingfisher PLC	42,961,000	100,801
Greene King PLC[1]	8,722,210	89,449
Macquarie Communications Infrastructure Group[1]	27,867,700	75,967
Macquarie Communications Infrastructure Group[1,3]	4,539,041	12,373
William Hill PLC	13,037,970	81,258
DSG International PLC	74,823,761	66,725
General Motors Corp.	6,000,000	66,420
British Sky Broadcasting Group PLC	6,849,000	61,654
Television Broadcasts Ltd.	10,170,000	57,097
Schibsted ASA	1,907,400	56,159
Kesa Electricals PLC	13,430,200	40,055
Shangri-La Asia Ltd.	18,320,000	39,404
Intercontinental Hotels Group PLC	2,412,352	31,839
Ekornes ASA[1]	1,980,425	30,120
Halfords Group PLC	5,100,000	28,021
KangwonLand Inc.	875,000	20,837
Bijou Brigitte modische Accessoires AG	182,900	18,116
Aristocrat Leisure Ltd.	3,791,027	17,283
Samson Holding Ltd.[2]	109,290,000	15,410
Fisher & Paykel Appliances Holdings Ltd.	10,600,000	15,088
Headlam Group PLC	2,500,000	14,888
Yue Yuen Industrial (Holdings) Ltd.	5,493,500	14,259
Gestevisión Telecinco SA	650,604	8,812
Entercom Communications Corp., Class A	1,260,000	7,724
Carpetright PLC	465,000	5,216
Idearc Inc.	988,500	1,295
		4,085,353

INFORMATION TECHNOLOGY — 2.43%
Taiwan Semiconductor Manufacturing Co. Ltd.	266,119,832	488,277
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,322,340	107,562
Intel Corp.	16,200,000	359,478
Microsoft Corp.	12,500,000	321,500
Automatic Data Processing, Inc.	4,975,000	212,482
Paychex, Inc.	5,000,000	164,600
Xilinx, Inc.	6,400,000	158,912
Delta Electronics, Inc.	61,155,069	157,530
Canon, Inc.	2,930,000	134,688
Redecard SA, ordinary nominative	7,159,700	133,629
Siliconware Precision Industries Co., Ltd.	93,455,300	121,587
Halma PLC	14,093,000	55,437
Acer Inc.	24,161,866	49,933
Rotork PLC	815,000	17,701
Oakton Ltd.[1]	4,617,960	12,502
Renishaw PLC	655,000	10,293
Lite-On Technology Corp.	10,097,874	8,984
		2,515,095

MISCELLANEOUS — 4.58%
Other common stocks in initial period of acquisition		4,745,917

Total common stocks (cost: $62,795,537,000)		70,362,881

Preferred stocks — 0.85%

FINANCIALS — 0.77%
Bank of America Corp., Series K, 8.00% noncumulative[4]	116,250,000	107,412
Bank of America Corp., Series E, 0% depositary shares	1,936,800	29,173
Fannie Mae, Series S, 8.25% noncumulative	2,000,000	33,813
Fannie Mae, Series O, 7.00%[4,5]	874,555	26,455
Fannie Mae, Series P, 4.50% noncumulative	1,600,000	16,528
Fannie Mae, Series L, 5.125%	620,000	14,719
Fannie Mae, Series E, 5.10%	607,841	11,910
Freddie Mac, Series V, 5.57%	3,486,835	40,805
Freddie Mac, Series Z, 8.375%	2,041,640	34,835
Freddie Mac, Series W, 5.66%	650,000	7,743
Freddie Mac, Series Y, 6.55%	350,250	5,338
Santander Finance Preferred S.A., Unipersonal, 6.50%	4,416,000	85,008
SMFG Preferred Capital USD 1 Ltd. 6.078%[4,5]	54,435,000	44,660
Barclays Bank PLC 7.434%[4,5]	51,255,000	44,192
PNC Preferred Funding Trust I 6.517%[4,5]	58,200,000	39,796
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[4]	40,329,000	34,624
Washington Mutual Preferred Funding Trust IV 9.75%[4,5,6]	53,100,000	27,081
Washington Mutual Preferred Funding Trust I, Series A-1, 6.534%[4,5]	13,100,000	3,938
Société Générale 5.922%[4,5]	36,230,000	30,276
AXA SA, Series B, 6.379%[4,5]	32,500,000	26,376
QBE Capital Funding II LP 6.797%[4,5]	28,900,000	23,836
Public Storage, Inc., Series F, 6.45%	1,000,000	19,180
Standard Chartered PLC 6.409%[4,5]	22,100,000	17,677
RBS Capital Trust IV 3.601% noncumulative trust[4]	18,490,000	14,695
BNP Paribas 7.195%[4,5]	16,500,000	14,223
ILFC E-Capital Trust II 6.25%[4,5]	15,000,000	12,311
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[4,5]	14,520,000	11,910
XL Capital Ltd., Series E, 6.50%[4]	11,555,000	7,522
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[4,5]	7,500,000	4,793
iStar Financial, Inc., Series F, 7.80% cumulative redeemable	400,000	4,760
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[4,5]	2,650,000	2,310
Lloyds TSB Group PLC 6.267%[4,5]	2,800,000	2,207
		800,106

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 0.05%
CoBank, ACB, Series C, 11.00%[2,5]	1,120,000	57,120

UTILITIES — 0.02%
Alabama Power Co. 5.625%	800,000	17,575

		Market value
Preferred stocks	Shares	(000)

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
US AgBank 6.11%[4,5]	13,000,000	7,819

Total preferred stocks (cost: $1,134,470,000)		882,620

Rights — 0.00%

MISCELLANEOUS — 0.00%
Other rights in initial period of acquisition		84

Total rights (cost: $0)		84

	Shares or
Convertible securities — 0.37%	principal amount

FINANCIALS — 0.14%
Fannie Mae, Series 2008-1, 8.75% noncumulative convertible preferred[2]	1,488,000	36,635
Fannie Mae, Series 2004-1, 5.375% convertible preferred	965	40,530
Washington Mutual, Inc., Series R, 7.75% noncumulative convertible preferred	76,628	37,471
Citigroup Inc., Series T, 6.50% convertible preferred depositary shares	150,000	6,636
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred[3,6]	450,000	21,899
		143,171

CONSUMER DISCRETIONARY — 0.11%
Ford Motor Co. Capital Trust II 6.50% convertible preferred 2032	4,383,600	103,321
General Motors Corp., Series B, 5.25% convertible preferred 2032	$17,500,000	8,617
		111,938

UTILITIES — 0.03%
PG&E Corp. 9.50% convertible notes 2010	$14,000,000	37,468

MISCELLANEOUS — 0.09%
Other convertible securities in initial period of acquisition		92,712

Total convertible securities (cost: $599,654,000)		385,289

	Principal amount
Bonds & notes — 22.44%	(000)

MORTGAGE-BACKED OBLIGATIONS[7] — 7.89%
Fannie Mae 4.89% 2012	$25,000	25,011
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	30,000	30,919
Fannie Mae 4.00% 2015	16,471	16,365
Fannie Mae 11.00% 2015	478	537
Fannie Mae 7.00% 2016	65	68
Fannie Mae 11.00% 2016	202	228
Fannie Mae 5.00% 2017	157	156
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	10,707	10,864
Fannie Mae 5.00% 2018	27,007	26,951
Fannie Mae 5.00% 2018	1,706	1,702
Fannie Mae 11.00% 2018	465	531
Fannie Mae 4.50% 2019	23,732	23,155
Fannie Mae 4.50% 2019	22,845	22,233
Fannie Mae 4.50% 2019	16,378	15,980
Fannie Mae 5.50% 2019	3,141	3,194
Fannie Mae 4.50% 2020	37,699	36,689
Fannie Mae 4.50% 2020	31,721	30,950
Fannie Mae 4.50% 2020	18,706	18,251
Fannie Mae 5.50% 2020	7,242	7,344
Fannie Mae 11.00% 2020	142	155
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021	15,000	14,147
Fannie Mae 6.00% 2021	1,145	1,171
Fannie Mae 6.00% 2021	924	945
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	46,881	46,303
Fannie Mae 10.50% 2022	271	304
Fannie Mae 5.50% 2023	48,275	48,503
Fannie Mae 6.00% 2024	32,699	33,127
Fannie Mae 6.00% 2026	77,655	78,671
Fannie Mae 6.00% 2027	195,491	198,050
Fannie Mae 6.50% 2027	28,075	28,884
Fannie Mae 6.50% 2027	7,323	7,534
Fannie Mae 6.50% 2027	4,788	4,926
Fannie Mae 6.50% 2027	1,720	1,769
Fannie Mae 6.50% 2027	790	812
Fannie Mae 6.00% 2028	6,543	6,612
Fannie Mae 6.00% 2028	3,535	3,572
Fannie Mae 6.00% 2028	3,421	3,457
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	302	321
Fannie Mae 7.50% 2029	66	71
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	2,861	2,949
Fannie Mae 7.50% 2031	206	221
Fannie Mae 7.50% 2031	41	44
Fannie Mae 5.50% 2033	9,952	9,801
Fannie Mae 5.50% 2033	3,574	3,520
Fannie Mae 5.50% 2034	16,950	16,672
Fannie Mae 5.00% 2035	4,980	4,750
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	15,000	14,982
Fannie Mae 5.50% 2035	10,428	10,244
Fannie Mae 6.50% 2035	19,268	19,955
Fannie Mae 7.00% 2035	763	793
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	13,273	9,115
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	9,587	7,011
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	2,287	1,695
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	2,024	1,459
Fannie Mae, Series 2006-65, Class PF, 2.741% 2036[4]	13,916	13,629
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	26,796	26,653
Fannie Mae 6.00% 2036	71,456	71,922
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	69,092	69,422
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	60,607	60,901
Fannie Mae 6.00% 2036	52,351	52,692
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	45,960	47,115
Fannie Mae 6.00% 2036	46,194	46,517
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	40,925	41,316
Fannie Mae 6.00% 2036	29,775	29,970
Fannie Mae 6.00% 2036	20,756	20,892
Fannie Mae 6.00% 2036	20,195	20,326
Fannie Mae 6.00% 2036	15,940	16,044
Fannie Mae 6.00% 2036	4,445	4,480
Fannie Mae 7.50% 2036	3,080	3,230
Fannie Mae 4.50% 2037	12,155	11,165
Fannie Mae 5.157% 2037[4]	27,610	27,798
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037	79,965	79,508
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	60,316	60,775
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	18,283	18,107
Fannie Mae 5.50% 2037	7,444	7,297
Fannie Mae 5.50% 2037	4,544	4,456
Fannie Mae 5.50% 2037	4,212	4,129
Fannie Mae 5.50% 2037	3,925	3,848
Fannie Mae 5.50% 2037	1,906	1,869
Fannie Mae 5.50% 2037	1,354	1,327
Fannie Mae 5.681% 2037[4]	25,557	26,008
Fannie Mae 6.00% 2037	22,358	22,503
Fannie Mae 6.00% 2037	20,699	20,834
Fannie Mae 6.00% 2037	19,770	19,770
Fannie Mae 6.00% 2037	14,225	14,318
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	9,153	9,231
Fannie Mae 6.00% 2037	4,517	4,517
Fannie Mae 6.005% 2037[4]	3,773	3,871
Fannie Mae 6.50% 2037[6]	68,096	69,133
Fannie Mae 6.50% 2037	45,184	46,188
Fannie Mae 6.50% 2037	39,092	40,180
Fannie Mae 6.50% 2037	38,912	40,045
Fannie Mae 6.50% 2037	27,264	27,870
Fannie Mae 6.50% 2037	23,205	23,851
Fannie Mae 6.50% 2037	23,274	23,791
Fannie Mae 6.50% 2037	18,342	18,750
Fannie Mae 6.50% 2037	16,424	16,789
Fannie Mae 6.50% 2037	15,398	15,827
Fannie Mae 6.50% 2037	8,747	8,990
Fannie Mae 6.50% 2037	5,874	6,005
Fannie Mae 6.50% 2037	4,443	4,542
Fannie Mae 6.50% 2037	4,095	4,209
Fannie Mae 6.50% 2037	3,169	3,257
Fannie Mae 6.50% 2037	2,747	2,824
Fannie Mae 6.50% 2037	2,370	2,436
Fannie Mae 6.50% 2037	1,972	2,016
Fannie Mae 6.517% 2037[4]	4,125	4,243
Fannie Mae 6.756% 2037[4]	3,897	4,027
Fannie Mae 6.792% 2037[4]	3,033	3,133
Fannie Mae 7.00% 2037	63,073	65,529
Fannie Mae 7.00% 2037	29,591	30,744
Fannie Mae 7.00% 2037	13,490	14,015
Fannie Mae 7.00% 2037[6]	12,509	12,872
Fannie Mae 7.00% 2037	6,270	6,514
Fannie Mae 7.00% 2037	5,584	5,846
Fannie Mae 7.00% 2037	5,047	5,243
Fannie Mae 7.00% 2037	3,854	4,004
Fannie Mae 7.00% 2037	2,532	2,631
Fannie Mae 7.00% 2037	1,625	1,688
Fannie Mae 7.00% 2037	1,363	1,416
Fannie Mae 7.00% 2037	1,296	1,357
Fannie Mae 7.00% 2037	1,279	1,329
Fannie Mae 7.00% 2037	1,166	1,211
Fannie Mae 7.00% 2037	1,006	1,045
Fannie Mae 7.00% 2037	998	1,045
Fannie Mae 7.00% 2037	891	933
Fannie Mae 7.00% 2037	834	866
Fannie Mae 7.00% 2037	819	851
Fannie Mae 7.50% 2037	13,493	14,150
Fannie Mae 7.50% 2037	7,315	7,735
Fannie Mae 7.50% 2037	4,664	4,891
Fannie Mae 7.50% 2037[6]	3,161	3,288
Fannie Mae 7.50% 2037	2,423	2,541
Fannie Mae 7.50% 2037[6]	620	645
Fannie Mae 7.50% 2037	578	607
Fannie Mae 4.50% 2038	100,000	91,539
Fannie Mae 5.00% 2038	50,000	47,512
Fannie Mae 5.149% 2038[4]	19,928	19,476
Fannie Mae 5.376% 2038[4]	27,187	27,490
Fannie Mae 5.459% 2038[4]	39,496	40,005
Fannie Mae 5.49% 2038[4]	15,722	15,926
Fannie Mae 5.50% 2038	30,920	30,303
Fannie Mae 5.50% 2038	25,809	25,294
Fannie Mae 5.50% 2038	22,599	22,148
Fannie Mae 5.50% 2038	14,056	13,775
Fannie Mae 5.50% 2038	6,086	5,965
Fannie Mae 6.50% 2038	40,114	41,006
Fannie Mae 6.50% 2038	36,079	36,881
Fannie Mae 6.50% 2038	34,476	35,243
Fannie Mae 6.50% 2038	30,963	31,825
Fannie Mae 6.50% 2038	4,771	4,877
Fannie Mae 6.50% 2038	3,359	3,434
Fannie Mae 6.50% 2038	2,046	2,091
Fannie Mae 6.50% 2038	1,612	1,648
Fannie Mae 6.50% 2038	1,499	1,533
Fannie Mae 7.00% 2038	14,899	15,479
Fannie Mae 7.00% 2038	6,305	6,551
Fannie Mae 7.00% 2038	2,205	2,309
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	394	414
Fannie Mae 7.00% 2047	5,785	6,022
Freddie Mac 6.00% 2017	347	360
Freddie Mac 4.50% 2018	4,902	4,785
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,283
Freddie Mac 5.50% 2019	9,977	10,102
Freddie Mac, Series 2642, Class BL, 3.50% 2023	10,333	9,680
Freddie Mac, Series 2626, Class NG, 3.50% 2023	5,177	4,809
Freddie Mac 5.00% 2023	49,107	48,231
Freddie Mac 5.50% 2023	25,722	25,812
Freddie Mac, Series 1617, Class PM, 6.50% 2023	3,941	4,063
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026	5,337	4,223
Freddie Mac 6.00% 2026	29,572	29,960
Freddie Mac 6.00% 2026	28,808	29,185
Freddie Mac 5.50% 2027	50,756	50,179
Freddie Mac 6.00% 2027	23,016	23,317
Freddie Mac 6.50% 2027	27,582	28,376
Freddie Mac 6.50% 2027	24,486	25,190
Freddie Mac 5.50% 2028	72,441	71,682
Freddie Mac, Series 2153, Class GG, 6.00% 2029	7,610	7,677
Freddie Mac, Series 2122, Class QM, 6.25% 2029	14,412	14,575
Freddie Mac 6.50% 2032	3,856	3,996
Freddie Mac 7.50% 2032	1,775	1,901
Freddie Mac 4.50% 2033	9,988	9,195
Freddie Mac 4.50% 2035	9,800	9,006
Freddie Mac 4.50% 2035	846	778
Freddie Mac, Series 3061, Class PN, 5.50% 2035	22,951	23,243
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	23,080	16,796
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036	14,119	9,992
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	6,095	4,970
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	6,168	4,606
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	5,404	4,031
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036	3,438	2,622
Freddie Mac, Series 3156, Class NG, 6.00% 2036	55,178	56,700
Freddie Mac 7.00% 2036	6,433	6,679
Freddie Mac 4.50% 2037	966	884
Freddie Mac 4.50% 2037	812	744
Freddie Mac 4.50% 2037	799	731
Freddie Mac 4.50% 2037	239	218
Freddie Mac 4.50% 2037	132	121
Freddie Mac 4.50% 2037	116	106
Freddie Mac 4.50% 2037	116	106
Freddie Mac 4.50% 2037	115	105
Freddie Mac 5.442% 2037[4]	19,298	19,456
Freddie Mac 5.474% 2037[4]	31,706	32,111
Freddie Mac 5.50% 2037	47,292	45,786
Freddie Mac, Series 3286, Class JN, 5.50% 2037	37,345	36,789
Freddie Mac 5.50% 2037	26,533	25,979
Freddie Mac 5.728% 2037[4]	21,746	22,018
Freddie Mac 5.867% 2037[4]	6,508	6,635
Freddie Mac, Series 3271, Class OA, 6.00% 2037	36,833	37,813
Freddie Mac 6.00% 2037	669	673
Freddie Mac 6.087% 2037[4]	6,890	7,024
Freddie Mac 6.223% 2037[4]	14,206	14,486
Freddie Mac 6.278% 2037[4]	9,693	9,768
Freddie Mac 6.324% 2037[4]	35,863	36,726
Freddie Mac 6.50% 2037	37,706	38,556
Freddie Mac 6.50% 2037	20,356	20,815
Freddie Mac 7.00% 2037	7,151	7,425
Freddie Mac 4.50% 2038	100,000	91,555
Freddie Mac 4.50% 2038	999	914
Freddie Mac 4.50% 2038	996	912
Freddie Mac 4.50% 2038	994	910
Freddie Mac 4.50% 2038	672	615
Freddie Mac 4.50% 2038	549	502
Freddie Mac 4.50% 2038	500	458
Freddie Mac 4.50% 2038	233	214
Freddie Mac 4.50% 2038	230	210
Freddie Mac 4.50% 2038	183	168
Freddie Mac 4.50% 2038	131	120
Freddie Mac 4.50% 2038	123	112
Freddie Mac 5.00% 2038	98,321	93,401
Freddie Mac 5.00% 2038	27,193	25,833
Freddie Mac 5.00% 2038	16,720	15,883
Freddie Mac 5.00% 2038	16,591	15,761
Freddie Mac 5.00% 2038	15,915	15,119
Freddie Mac 5.00% 2038	7,171	6,812
Freddie Mac 5.00% 2038	5,268	5,005
Freddie Mac 5.00% 2038	3,461	3,287
Freddie Mac 5.00% 2038	3,095	2,940
Freddie Mac 5.00% 2038	2,753	2,615
Freddie Mac 5.00% 2038	1,605	1,525
Freddie Mac 5.00% 2038	84	80
Freddie Mac 5.054% 2038[4]	10,000	9,852
Freddie Mac 5.605% 2038[4]	14,291	14,474
Freddie Mac 5.935% 2038[4]	19,185	19,247
Freddie Mac 6.00% 2037	97,815	98,258
Freddie Mac 6.50% 2047	13,170	13,450
CS First Boston Mortgage Securities Corp., Series 2004-6, Class II-A-1, 4.75% 2019	12,963	12,294
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	993	929
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	488	492
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	727	543
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	2,106	1,995
CS First Boston Mortgage Securities Corp., Series 2004-AR8, Class 2-A-1, 4.595% 2034[4]	6,707	6,232
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.641% 2034[4]	5,123	4,682
CS First Boston Mortgage Securities Corp., Series 2003-AR30, Class II-A-1, 4.677% 2034[4]	12,005	11,205
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	2,615	2,632
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	7,815	8,009
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	44,471	45,626
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class G, 7.165% 2035[5]	1,435	1,390
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[5]	68,210	40,554
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, 4.485% 2036	4,004	3,940
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	18,337	17,835
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	52,098	51,884
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	11,000	10,650
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 4-A-4, 5.50% 2037	50,636	40,934
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	5,000	5,077
CS First Boston Mortgage Securities Corp., Series 2007-5, Class 1-A-9, 7.00% 2037	17,889	14,550
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-3, 5.10% 2038[4]	14,535	14,117
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-1, 3.466% 2039	1,920	1,913
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.552% 2039[4]	18,000	17,574
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[4]	37,500	36,550
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040	3,283	3,308
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class F, 6.86% 2035[4,5]	5,050	5,019
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	10,000	9,928
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-M, 4.948% 2037[4]	5,000	4,613
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	15,000	14,962
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	7,110	6,836
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	34,520	34,458
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-2, 4.851% 2042	26,685	26,477
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[4]	14,840	14,280
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-4, 5.294% 2043[4]	7,200	6,871
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-M, 5.335% 2043[4]	16,830	15,650
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[4]	15,000	14,343
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[4]	18,000	17,398
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	36,700	36,561
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-2, 5.434% (undated)	21,630	20,059
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	8,028	6,725
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	29,086	26,390
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	23,301	20,982
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	10,155	9,701
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	5,128	4,828
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	4,268	3,595
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	17,141	15,017
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2035	5,745	4,803
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	1,960	1,422
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	12,228	10,641
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-4, 5.50% 2036	5,000	3,241
Countrywide Alternative Loan Trust, Series 2006-31CB, Class A-3, 6.00% 2036	18,415	17,490
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	14,960	13,867
Countrywide Alternative Loan Trust, Series 2006-7CB, Class 1-A-13, 6.00% 2036	5,000	2,887
Countrywide Alternative Loan Trust, Series 2007-12T1, Class A-6, 6.00% 2037	46,242	27,583
Countrywide Alternative Loan Trust, Series 2007-24, Class A-10, 7.00% 2037	13,290	10,593
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.946% 2047[4]	72,452	43,504
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.002% 2035[4]	10,337	8,057
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 3.18% 2036[4]	15,442	11,550
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 5.901% 2036[4]	12,509	9,559
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.907% 2036[4]	30,951	22,715
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.919% 2036[4]	45,416	35,424
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[4]	48,945	32,302
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.89% 2037[4]	50,180	36,881
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.956% 2037[4]	22,816	15,081
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.996% 2037[4]	58,373	43,605
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	16,553	15,804
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.857% 2033[4]	2,673	2,578
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[4]	2,612	2,569
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.558% 2034[4]	3,807	3,552
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.069% 2036[4]	4,722	4,265
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.827% 2037[4]	62,111	52,351
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.87% 2037[4]	69,398	57,705
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.877% 2037[4]	65,615	52,566
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	20,484	19,385
Residential Accredit Loans, Inc., Series 2004-QS3, Class CB, 5.00% 2019	107	100
Residential Accredit Loans, Inc., Series 2005-QS3, Class II-A-1, 5.00% 2020	28,368	26,235
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	37,799	34,012
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	1,418	824
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	117	82
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	2,000	1,302
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-II-1, 5.958% 2036[4]	4,732	2,805
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.249% 2036[4]	3,824	2,553
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	57,738	42,048
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	41,871	30,665
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	41,554	31,044
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.837% 2033[4]	5,786	5,703
CHL Mortgage Pass-Through Trust, Series 2004-7, Class 3-A-1, 4.049% 2034[4]	5,474	4,850
CHL Mortgage Pass-Through Trust, Series 2004-12, Class 12-A-1, 4.708% 2034[4]	3,624	2,773
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.084% 2034[4]	3,121	2,738
CHL Mortgage Pass-Through Trust, Series 2005-12, Class 2-A-5, 5.50% 2035	11,969	11,211
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.609% 2035[4]	31,527	22,732
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 3-A-1, 6.204% 2037[4]	22,773	19,228
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.931% 2047[4]	40,165	33,141
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.094% 2047[4]	85,565	72,260
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035	10,391	8,134
Government National Mortgage Assn. 6.00% 2035	4,562	4,621
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037	12,692	9,643
Government National Mortgage Assn. 6.00% 2036	100,000	100,977
Government National Mortgage Assn., Series 2003, Class A, 5.612% 2058[4,6]	20,165	20,089
Government National Mortgage Assn. 5.75% 2058[6]	5,000	4,994
Wells Fargo Mortgage-backed Securities Trust, Series 2003-10, Class A-1, 4.50% 2018	7,746	7,219
Wells Fargo Mortgage-backed Securities Trust, Series 2003-11, Class II-A-1, 4.75% 2018	7,360	6,943
Wells Fargo Mortgage-backed Securities Trust, Series 2003-1, Class I-A-5, 5.25% 2018	14,001	13,508
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	47,259	42,288
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 4.108% 2035[4]	10,000	9,803
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR19, Class A-6, 5.634% 2036[4]	11,979	9,879
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.652% 2036[4]	27,518	24,317
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	20,750	16,254
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.085% 2037[4]	36,874	21,868
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	47,169	41,226
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	43,864	32,774
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.683% 2034[4]	16,577	15,417
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034	5,065	4,562
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 3-A-1, 5.594% 2035[4]	34,850	22,566
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	20,278	15,728
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2-A-3, 5.833% 2036[4]	11,158	6,586
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 5.978% 2036[4]	26,816	17,759
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.625% 2037[4]	26,888	18,695
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-2, 5.676% 2035	2,054	2,053
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	20,724	21,039
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	7,589	7,759
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-2, 4.176% 2041	8,634	8,432
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	25,040	24,937
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3A, 5.12% 2045[4]	21,700	21,265
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.712% 2045[4]	4,955	4,885
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.862% 2033[4]	2,681	2,373
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.379% 2034[4]	4,977	4,053
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.957% 2034[4]	7,522	6,913
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 5.039% 2034[4]	6,796	6,276
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[4]	50,000	44,762
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 4.753% 2035[4]	31,101	21,304
Bear Stearns ARM Trust, Series 2006-4, Class II-A-1, 5.791% 2036[4]	4,755	3,827
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	30,918	28,853
MASTR Alternative Loan Trust, Series 2004-4, Class 9-A-1, 5.50% 2019[6]	7,141	6,070
MASTR Alternative Loan Trust, Series 2004-13, Class 2-A-1, 5.50% 2020	21,240	20,103
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	711	591
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,558	1,387
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	7,590	5,661
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	7,973	7,343
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	7,206	6,798
Washington Mutual Mortgage, WMALT Series 2005-4, Class 3-CB, 5.50% 2020	18,066	16,344
Washington Mutual Mortgage, WMALT Series 2005-1, Class 4-A, 5.50% 2020	13,590	12,839
Washington Mutual Mortgage, WMALT Series 2005-2, Class 3-A, 5.50% 2020	10,012	9,535
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	11,415	8,054
Washington Mutual Mortgage, WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,157	1,074
Washington Mutual Mortgage, WMALT Series 2006-8, Class A-3-B, 5.784% 2036	29,986	20,579
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.891% 2037[4]	22,020	16,452
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	15,218	13,379
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037	44,664	36,121
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[5,6]	32,500	32,109
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[5,6]	34,000	31,465
GE Commercial Mortgage Corp., Series 2005-C2, Class A-2, 4.706% 2043	39,183	39,134
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.339% 2044[4]	6,000	5,861
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045[4]	17,000	16,777
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[5]	26,000	25,652
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[5]	13,620	13,147
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[5]	20,000	18,899
Crown Castle Towers LLC, Series 2006-1, Class D, 5.772% 2036[5,6]	3,380	3,029
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	27,062	20,989
Residential Asset Securitization Trust, Series 2006-A6, Class 1-A-11, 2.861% 2036[4]	18,030	12,080
Residential Asset Securitization Trust, Series 2007-A6, Class 1-A-2, 6.00% 2037	43,221	25,496
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.813% 2036[4]	59,589	39,191
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.359% 2036[4]	26,584	19,231
Morgan Stanley Capital I Trust, Series 2003-TOP11, Class A-2, 4.34% 2041	11,068	11,020
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.208% 2042[4]	24,000	23,610
Morgan Stanley Capital I Trust, Series 2005-IQ11, Class A-2, 5.693% 2042[4]	5,000	4,986
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.776% 2042[4]	20,105	18,394
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	6,753	6,676
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[4]	15,000	14,243
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	20,000	19,953
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	16,325
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[5,6]	22,000	21,875
SBA CMBS Trust, Series 2005-1, Class C, 5.731% 2035[5,6]	17,320	16,629
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[5]	16,500	16,024
SBA CMBS Trust, Series 2006-1A, Class C, 5.559% 2036[5,6]	2,000	1,864
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	26,997	26,684
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	27,210	26,216
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	3,177	3,188
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	22,230	22,786
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	12,766	12,593
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	13,250	13,427
GMAC Commercial Mortgage Securities, Inc., Series 1998-C1, Class D, 6.974% 2030	4,910	4,901
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A-1, 6.25% 2034	3,278	3,286
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	24,657	25,387
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-3, 4.207% 2041	17,648	17,513
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 2.581% 2046[4]	53,341	49,438
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[5]	27,000	25,558
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[5]	10,000	8,449
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[5,6]	15,000	12,428
Cendant Mortgage Capital LLC, Series 2003-7P, Class A-1, 4.873% 2017[4,5]	13,167	12,458
Cendant Mortgage Capital LLC, Series 2003-9, Class II-A-1, 4.841% 2018[4]	8,118	7,605
Cendant Mortgage Capital LLC, Series 2003-5P, Class A-3, 4.913% 2019[4,5]	13,314	12,724
Cendant Mortgage Capital LLC, Series 2003-8, Class II-A-1, 4.908% 2033[4]	13,626	12,944
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	23,716	19,630
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	32,478	25,888
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class IA-1, 6.00% 2036	35,000	27,133
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class IA-1, 6.00% 2037	25,000	16,073
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.119% 2036[4]	70,550	43,036
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	5,000	4,985
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[4]	38,142	37,450
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	9,397	8,792
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	24,608	21,364
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A-6, 6.00% 2036	13,366	12,132
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.792% 2035[4]	17,017	12,015
Bear Stearns ALT-A Trust, Series 2006-6, Class II-A-1, 5.919% 2036[4]	36,729	22,159
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[4,5]	35,315	31,292
Bank of America 5.50% 2012[5]	30,000	30,482
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A-2, 6.36% 2034	28,625	29,235
Structured Asset Securities Corp., Series 2003-20, Class 2-A-4, 4.50% 2018	3,479	3,322
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	19,437	18,336
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.486% 2027[4,5]	1,368	1,365
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035	6,092	5,609
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	19,500	19,519
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-2, 4.556% 2043	3,900	3,855
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 2043[4]	5,065	4,695
SunTrust Alternative Loan Trust, Series 2005-1F, Class 3-A-1, 6.50% 2035	42,673	28,019
Impac Secured Assets Trust, Series 2006-1, Class 1-A-1-1, 6.25% 2036[4]	36,776	25,048
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[4]	15,114	14,460
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.61% 2037[4]	11,640	9,123
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[4]	25,000	22,921
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016[5]	7,750	8,128
Meristar Commercial Mortgage Trust, Series 1999-C1, Class C, 8.29% 2016[5]	13,900	14,635
Northern Rock PLC 5.625% 2017[5]	20,000	20,144
J.P. Morgan Mortgage Trust, Series 2005-A4, Class 3-A-1, 5.168% 2035[4]	17,530	16,126
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.735% 2036[4]	4,000	3,194
Banco Bilbao Vizcaya Argentaria, SA 5.75% 2017[5]	15,000	15,853
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	16,076	15,778
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 5-A-1, 6.299% 2036[4]	23,120	15,691
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	15,000	14,760
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	15,545	14,664
Morgan Stanley Dean Witter Capital I Trust, Series 2001-PGMA, Class A-2, 3.009% 2016[4,5]	8,000	7,821
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	5,443	5,354
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	9,765	9,830
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	3,000	2,923
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.875% 2045[4]	12,192	11,237
Hilton Hotel Pool Trust, Series 2000-HLTA, Class C, 7.458% 2015[5]	10,000	10,725
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-2, 5.426% 2041	5,290	5,252
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	5,800	5,462
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	11,523	10,400
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	10,000	9,456
BCAP LLC Trust, Series 2006-AA2, Class A-1, 2.631% 2037[4]	14,924	8,933
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2FL, 2.821% 2018[4,5]	8,000	7,977
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	8,554	7,580
Banc of America Funding Trust, Series 2007-3, Class X-A-1, 5.50% 2034	10,042	7,470
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	7,455	7,457
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.916% 2035[4]	7,649	6,896
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	1,666	1,679
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	5,013	5,198
Sequoia Mortgage Trust, Series 2007-1, Class 4-A1, 5.788% 2046[4]	6,531	5,839
American Home Mortgage Investment Trust, Series 2004-1, Class III-A, 3.28% 2044	5,063	4,818
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	4,499	4,372
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.158% 2033[4]	3,976	3,935
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015[5]	2,439	2,481
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 5.30% 2036[4]	3,575	2,251
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class G, 7.193% 2034[4,5]	2,000	1,816
Banc of America Mortgage Securities Trust, Series 2004-B, Class 1-A-1, 6.424% 2034[4]	365	332
		8,175,726

FINANCIALS — 3.41%
J.P. Morgan Chase & Co. 6.75% 2011	13,000	13,496
JPMorgan Chase & Co. 4.75% 2013	28,500	27,510
JPMorgan Chase & Co. 4.891% 2015[4]	45,000	44,914
JPMorgan Chase Bank NA 6.00% 2017	13,500	13,132
Bear Stearns Companies Inc. 7.25% 2018	35,930	37,415
JPMorgan Chase & Co., Series I, 7.90% (undated)[4]	50,000	46,387
JPMorgan Chase Capital XX, Series T, 6.55% 2066	30,000	24,642
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[4]	15,000	12,150
Countrywide Home Loans, Inc., Series M, 4.125% 2009	4,779	4,646
Countrywide Home Loans, Inc., Series K, 5.625% 2009	6,639	6,513
BankAmerica Corp. 5.875% 2009	7,500	7,582
Countrywide Home Loans, Inc., Series H, 6.25% 2009	11,682	11,568
Countrywide Financial Corp., Series A, 4.50% 2010	7,945	7,474
Bank of America Corp. 7.125% 2011	1,750	1,825
Countrywide Financial Corp., Series B, 5.80% 2012	85,135	79,947
Bank of America Corp. 4.90% 2013	25,000	24,238
Bank of America Corp. 5.30% 2017	31,545	28,887
Bank of America Corp., Series M, 8.125% noncumulative preferred (undated)[4]	10,000	9,315
ASIF Global Financing XXIII 3.90% 2008[5]	13,605	13,572
International Lease Finance Corp. 4.35% 2008	28,500	28,453
AIG SunAmerica Global Financing VII 5.85% 2008[5]	5,000	5,000
International Lease Finance Corp. 6.375% 2009	15,000	14,871
American International Group, Inc. 4.70% 2010	2,500	2,445
International Lease Finance Corp. 5.00% 2010	4,560	4,348
International Lease Finance Corp., Series Q, 5.45% 2011	20,000	18,484
International Lease Finance Corp. 5.00% 2012	10,000	8,479
International Lease Finance Corp., Series R, 5.40% 2012	4,000	3,522
American General Finance Corp., Series J, 6.50% 2017	16,750	13,194
American General Finance Corp., Series J, 6.90% 2017	28,800	23,140
American International Group, Inc., Series G, 5.85% 2018	4,100	3,684
American International Group, Inc. 8.175% 2058[4,5]	9,075	8,151
ILFC E-Capital Trust I 5.90% 2065[4,5]	11,450	8,553
American International Group, Inc., Series A-1, 6.25% 2087[4]	4,150	3,159
Lehman Brothers Holdings Inc., Series I, 2.778% 2010[4]	10,000	9,256
Lehman Brothers Holdings Inc., Series I, 3.018% 2012[4]	13,805	11,884
Lehman Brothers Holdings Inc., Series G, 4.80% 2014	5,190	4,606
Lehman Brothers Holdings Inc., Series I, 6.20% 2014	46,060	42,441
Lehman Brothers Holdings Inc., Series H, 5.50% 2016	12,000	10,633
Lehman Brothers Holdings Inc., Series I, 6.875% 2018	52,170	49,061
Lehman Brothers Holdings Inc. 6.875% 2037	10,160	8,443
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[4]	10,000	5,304
Merrill Lynch & Co., Inc., Series C, 5.45% 2013	93,650	86,958
Merrill Lynch & Co., Inc., Series C, 6.40% 2017	7,000	6,401
Merrill Lynch & Co., Inc. 6.875% 2018	46,105	43,233
Citigroup Inc. 4.125% 2010	11,000	10,864
Citigroup Inc. 4.625% 2010	10,000	9,921
Citigroup Inc. 5.50% 2013	43,500	42,535
Citigroup Inc. 6.00% 2017	4,775	4,524
Citigroup Inc. 6.125% 2017	2,725	2,616
Citigroup Inc. 6.125% 2018	11,600	11,123
Citigroup Inc., Series E, 8.40% (undated)[4]	10,000	8,575
Citigroup Capital XXI 8.30% 2077[4]	13,900	12,724
SMFG Preferred Capital USD 3 Ltd. 9.50% (undated)[4,5]	95,000	95,166
SLM Corp., Series A, 4.00% 2009	10,000	9,895
SLM Corp., Series A, 5.14% 2009[4]	10,000	9,584
SLM Corp., Series A, 4.50% 2010	21,000	19,354
SLM Corp., Series A, 5.40% 2011	20,000	17,971
SLM Corp., Series A, 5.375% 2013	26,594	23,553
SLM Corp., Series A, 5.05% 2014	5,885	5,013
SLM Corp., Series A, 5.00% 2015	4,115	3,353
Washington Mutual Bank, FA, Series 11, 6.875% 2011	15,460	11,215
Washington Mutual Bank, FA 5.50% 2013	9,444	6,522
Washington Mutual, Inc. 5.95% 2013	5,850	4,040
Washington Mutual Bank, FA 5.65% 2014	21,880	14,677
Washington Mutual Bank, FA, Series 16, 5.125% 2015	47,470	30,894
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[4,5]	51,500	16,756
Washington Mutual Preferred Funding Trust III 6.895% (undated)[4,5,6]	8,700	2,871
CIT Group Inc. 2.787% 2009[4]	1,802	1,662
CIT Group Inc. 4.25% 2010	953	820
CIT Group Inc. 4.75% 2010	390	318
CIT Group Inc. 5.20% 2010	20,000	16,601
CIT Group Inc. 5.60% 2011	15,000	12,117
CIT Group Inc. 2.935% 2012[4]	23,920	17,805
CIT Group Inc. 7.75% 2012	3,002	2,520
CIT Group Inc. 5.40% 2013	4,915	3,708
CIT Group Inc. 5.125% 2014	2,715	1,973
CIT Group Inc. 5.65% 2017	11,773	8,422
CIT Group Inc. 5.80% 2036	6,835	4,713
CIT Group Inc. 6.10% 2067[4]	38,720	15,366
Banco Bilbao Vizcaya Argentaria, SA, 5.919% (undated)[4]	110,175	84,143
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[5]	6,000	5,979
Prudential Financial, Inc., Series D, 5.10% 2011	11,785	11,756
Prudential Financial, Inc., Series D, 5.15% 2013	10,000	9,770
Prudential Financial, Inc., Series B, 4.75% 2014	8,873	8,291
Prudential Financial, Inc., Series D, 5.50% 2016	1,500	1,418
Prudential Financial, Inc., Series D, 6.00% 2017	10,000	9,556
Prudential Holdings, LLC, Series C, 8.695% 2023[5,7]	15,000	17,163
Prudential Financial, Inc. 8.875% 2068[4]	20,000	19,431
American Express Credit Corp., Series B, 5.00% 2010	9,000	8,968
American Express Centurion Bank 5.55% 2012	20,000	19,483
American Express Co. 6.15% 2017	32,330	30,695
American Express Co. 8.15% 2038	2,500	2,590
American Express Co. 6.80% 2066[4]	21,625	19,384
Wells Fargo & Co. 4.375% 2013	17,750	16,904
Wells Fargo Bank, National Assn. 4.75% 2015	66,750	62,011
Monumental Global Funding 5.50% 2013[5]	31,350	31,479
Monumental Global Funding III 2.991% 2014[4,5]	24,860	22,181
Monumental Global Funding III 5.25% 2014[5]	24,000	23,240
Wachovia Corp. 5.30% 2011	10,000	9,366
Wachovia Corp. 5.50% 2013	24,371	22,524
Wachovia Bank NA 4.80% 2014	14,652	12,488
Wachovia Bank NA 4.875% 2015	16,575	14,115
Wachovia Bank NA 5.00% 2015	5,737	4,857
Wachovia Bank NA 6.00% 2017	5,015	4,367
Wachovia Corp. 5.75% 2018	710	607
Simon Property Group, LP 5.375% 2008	2,000	2,000
Simon Property Group, LP 3.75% 2009	3,000	2,971
Simon Property Group, LP 4.875% 2010	5,000	4,969
Simon Property Group, LP 4.875% 2010	2,500	2,447
Simon Property Group, LP 5.375% 2011	2,000	1,977
Simon Property Group, LP 5.60% 2011	14,750	14,630
Simon Property Group, LP 5.00% 2012	20,000	19,167
Simon Property Group, LP 5.75% 2012	15,650	15,358
Simon Property Group, LP 6.125% 2018	5,165	4,793
Developers Diversified Realty Corp. 3.875% 2009	15,000	14,857
Developers Diversified Realty Corp. 4.625% 2010	13,250	12,766
Developers Diversified Realty Corp. 5.00% 2010	22,500	21,884
Developers Diversified Realty Corp. 5.375% 2012	16,010	14,741
Developers Diversified Realty Corp. 5.50% 2015	2,515	2,208
Liberty Mutual Group Inc. 5.75% 2014[5]	10,000	9,466
Liberty Mutual Group Inc. 6.50% 2035[5]	11,200	8,769
Liberty Mutual Group Inc. 7.50% 2036[5]	38,050	31,960
Liberty Mutual Group Inc., Series A, 7.80% 2087[5]	7,785	5,791
Liberty Mutual Group Inc., Series C, 10.75% 2088[4,5]	10,265	9,463
CNA Financial Corp. 6.60% 2008	4,000	4,025
CNA Financial Corp. 6.00% 2011	20,000	20,108
CNA Financial Corp. 5.85% 2014	42,000	40,073
Hartford Financial Services Group, Inc. 5.55% 2008	11,585	11,590
Hartford Financial Services Group, Inc. 5.25% 2011	4,500	4,447
Hartford Life Insurance Co. 2.891% 2012[4]	2,500	2,365
Hartford Financial Services Group, Inc. 4.625% 2013	1,500	1,434
Hartford Financial Services Group, Inc. 6.30% 2018	8,750	8,691
Glen Meadow Pass-Through Trust 6.505% 2067[4,5]	27,500	23,389
Hartford Financial Services Group, Inc. 8.125% 2068[4]	11,250	10,821
UniCredito Italiano SpA 5.584% 2017[4,5]	32,900	31,287
UniCredito Italiano SpA 6.00% 2017[5]	20,800	19,526
UniCredito Italiano Capital Trust II 9.20% (undated)[4,5]	10,000	10,129
Capital One Financial Corp. 7.125% 2008	5,750	5,750
Capital One Financial Corp. 5.70% 2011	15,000	13,864
Capital One Financial Corp. 4.80% 2012	2,750	2,438
Capital One Bank 6.50% 2013	13,477	12,560
Capital One Capital III 7.686% 2036[4]	25,625	19,453
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[5]	31,500	30,641
Westfield Group 5.40% 2012[5]	5,000	4,726
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[5]	14,900	13,606
Westfield Group 5.70% 2016[5]	1,695	1,525
Lincoln National Corp. 5.65% 2012	10,500	10,438
Lincoln National Corp. 7.00% 2066[4]	45,510	40,008
Metropolitan Life Global Funding I, 5.125% 2013[5]	22,305	22,016
MetLife, Inc. 5.50% 2014	1,000	1,006
MetLife, Inc. 5.00% 2015	2,500	2,389
MetLife Capital Trust X 9.25% 2068[4,5]	21,500	21,866
Plum Creek Timberlands, LP 5.875% 2015	51,000	46,845
ERP Operating LP 4.75% 2009	6,360	6,299
ERP Operating LP 6.95% 2011	11,200	11,401
ERP Operating LP 5.50% 2012	2,500	2,414
ERP Operating LP 6.625% 2012	8,000	8,067
ERP Operating LP 6.584% 2015	11,080	10,803
ERP Operating LP 5.75% 2017	6,770	6,103
Berkshire Hathaway Finance Corp. 4.75% 2012	15,000	15,281
Berkshire Hathaway Finance Corp. 4.60% 2013[5]	24,000	23,936
Berkshire Hathaway Finance Corp. 5.00% 2013[5]	5,125	5,149
Goldman Sachs Group, Inc. 6.15% 2018	45,000	43,426
Genworth Financial, Inc. 4.75% 2009	13,795	13,712
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	19,000	17,888
Genworth Financial, Inc. 6.15% 2066[4]	15,130	11,397
ProLogis 5.25% 2010	32,000	31,974
ProLogis 6.625% 2018	10,350	9,631
Charles Schwab Corp., Series A, 6.375% 2017	26,750	26,612
Schwab Capital Trust I 7.50% 2037[4]	15,200	13,500
Hospitality Properties Trust 6.85% 2012	3,600	3,416
Hospitality Properties Trust 6.75% 2013	18,925	17,622
Hospitality Properties Trust 5.125% 2015	5,175	4,180
Hospitality Properties Trust 6.30% 2016	1,150	939
Hospitality Properties Trust 6.70% 2018	12,800	10,495
iStar Financial, Inc. 3.326% 2009[4]	1,050	947
iStar Financial, Inc. 5.375% 2010	14,536	11,633
iStar Financial, Inc. 6.00% 2010	15,919	12,503
iStar Financial, Inc., Series B, 5.125% 2011	12,820	9,813
iStar Financial, Inc. 6.50% 2013	950	666
General Motors Acceptance Corp. 6.875% 2011	17,000	11,232
General Motors Acceptance Corp. 7.25% 2011	30,000	20,589
General Motors Acceptance Corp. 7.00% 2012	5,000	3,165
ACE INA Holdings Inc. 5.875% 2014	7,500	7,516
ACE INA Holdings Inc. 5.70% 2017	3,825	3,656
ACE INA Holdings Inc. 5.80% 2018	11,000	10,567
ACE Capital Trust II 9.70% 2030	12,210	12,978
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	14,500	14,523
Allstate Corp., Series B, 6.125% 2067[4]	20,000	18,007
Allstate Corp., Series A, 6.50% 2067[4]	2,500	2,159
New York Life Global Funding 4.625% 2010[5]	5,000	5,053
New York Life Global Funding 5.25% 2012[5]	25,000	25,134
New York Life Global Funding 4.65% 2013[5]	4,000	3,969
SunTrust Banks, Inc. 6.00% 2017	5,750	5,439
SunTrust Banks, Inc. 7.25% 2018	28,100	27,238
Société Générale 5.75% 2016[5]	31,500	29,797
Sovereign Bancorp, Inc. 3.031% 2010[4]	4,150	3,514
Independence Community Bank 3.75% 2014[4]	4,000	2,905
Sovereign Bancorp, Inc. 8.75% 2018	26,500	23,017
United Dominion Realty Trust, Inc. 6.50% 2009	28,925	29,276
PNC Bank NA 6.875% 2018	7,700	7,605
PNC Funding Corp., Series II, 6.113% (undated)[4,5]	9,300	6,253
PNC Financial Services Group, Inc., Series K, 8.25% (undated)[4]	15,000	14,391
Santander Issuances, SA Unipersonal 3.163% 2016[4,5]	7,600	7,094
Santander Issuances, SA Unipersonal 5.805% 2016[4,5]	19,100	18,514
Santander Perpetual, SA Unipersonal 6.671% (undated)[4,5]	2,500	2,371
XL Capital Ltd. 5.25% 2014	10,000	8,896
Mangrove Bay Pass Through Trust 6.102% 2033[4,5,6]	30,715	17,070
Twin Reefs Asset Trust (XLFA), Series B, 3.459% 2079[4,5]	5,500	557
HBOS PLC 6.75% 2018[5]	18,950	17,114
HBOS PLC 5.375% (undated)[4,5]	2,615	2,214
HBOS PLC 6.657% (undated)[4,5]	10,950	6,964
Household Finance Corp. 4.125% 2008	6,000	5,995
HSBC Holdings PLC 6.50% 2037	22,350	20,239
Royal Bank of Scotland Group PLC 6.99% (undated)[4,5]	28,000	23,451
ZFS Finance (USA) Trust I 6.15% 2065[4,5]	4,500	4,115
ZFS Finance (USA) Trust V 6.50% 2067[4,5]	22,000	18,883
Brandywine Operating Partnership, LP 5.75% 2012	15,030	14,104
Brandywine Operating Partnership, LP 5.40% 2014	3,955	3,483
Brandywine Operating Partnership, LP 5.70% 2017	5,925	4,929
TuranAlem Finance BV 8.00% 2014	10,015	7,962
TuranAlem Finance BV 8.50% 2015	2,500	1,975
TuranAlem Finance BV, Series 8, 8.25% 2037	15,485	12,020
Capmark Financial Group Inc. 3.366% 2010[4]	2,073	1,473
Capmark Financial Group Inc. 5.875% 2012	7,065	4,506
Capmark Financial Group Inc. 6.30% 2017	26,751	15,731
Ford Motor Credit Co. 7.875% 2010	10,000	8,520
Ford Motor Credit Co. 7.375% 2011	15,000	12,097
Resona Bank, Ltd. 5.85% (undated)[4,5]	25,000	20,505
Morgan Stanley, Series F, 6.625% 2018	21,000	19,472
Fifth Third Capital Trust IV 6.50% 2067[4]	33,000	18,264
Lazard Group LLC 7.125% 2015	19,325	17,584
Standard Chartered Bank 6.40% 2017[5]	18,450	17,289
Kimco Realty Corp., Series C, 3.95% 2008	5,000	5,000
Kimco Realty Corp. 6.00% 2012	4,062	3,973
Kimco Realty Corp., Series C, 5.783% 2016	5,450	5,058
Kimco Realty Corp. 5.70% 2017	2,000	1,839
Principal Life Global Funding I 4.40% 2010[5]	10,000	9,984
Principal Life Insurance Co. 6.25% 2012[5]	5,000	5,132
Nationwide Financial Services, Inc. 6.75% 2067[4]	20,500	14,849
Zions Bancorporation 5.50% 2015	10,000	6,511
Zions Bancorporation 6.00% 2015	11,585	8,087
State Street Capital Trust IV 3.776% 2077[4]	18,750	14,033
ORIX Corp. 5.48% 2011	14,250	13,793
Northern Trust Co. 5.85% 2017[5]	10,150	10,074
Korea Development Bank 5.30% 2013	9,000	8,913
Chubb Corp. 6.375% 2067[4]	9,500	8,680
Catlin Insurance Ltd. 7.249% (undated)[4,5]	13,000	7,757
KeyBank NA 5.50% 2012	7,200	6,515
Boston Properties LP 6.25% 2013	6,500	6,506
Northern Rock PLC 5.60% (undated)[4,5,6]	5,095	2,981
Northern Rock PLC 6.594% (undated)[4,5,6]	5,635	3,296
Woori Bank 6.208% 2067[4,5]	6,600	5,249
St. Paul Travelers Companies, Inc. 6.25% 2016	5,000	5,094
Principal Life Insurance Co. 5.30% 2013	5,000	4,997
Jackson National Life Global 5.375% 2013[5]	5,000	4,972
ING Security Life Institutional Funding 2.981% 2010[4,5]	4,000	4,011
TIAA Global Markets 4.95% 2013[5]	3,225	3,240
Rouse Co. 7.20% 2012	3,700	3,227
Assurant, Inc. 5.625% 2014	2,765	2,582
Downey Financial Corp. 6.50% 2014	2,565	1,619
North Front Pass Through Trust 5.81% 2024[4,5]	1,165	1,084
Federal Realty Investment Trust 8.75% 2009	1,000	1,044
Shinhan Bank 6.819% 2036[4]	300	250
		3,540,217

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 3.19%
U.S. Treasury 3.875% 2009	50,000	50,644
U.S. Treasury 6.00% 2009	160,000	166,056
U.S. Treasury 5.75% 2010	20,000	21,290
U.S. Treasury 6.50% 2010	200,000	212,640
U.S. Treasury 5.00% 2011	50,000	53,177
U.S. Treasury 5.00% 2011	20,000	21,141
U.S. Treasury 4.125% 2012	88,500	91,998
U.S. Treasury 4.625% 2012	50,000	52,900
U.S. Treasury 4.75% 2012	25,000	26,533
U.S. Treasury 4.875% 2012	10,000	10,664
U.S. Treasury 4.25% 2013	25,000	26,175
U.S. Treasury 4.25% 2013	17,750	18,578
U.S. Treasury 12.00% 2013	40,000	40,133
U.S. Treasury Principal Strip 0% 2013	25,000	20,912
U.S. Treasury 11.75% 2014	95,000	106,077
U.S. Treasury 12.50% 2014	80,000	88,031
U.S. Treasury 13.25% 2014	80,000	86,682
U.S. Treasury Principal Strip 0% 2014	153,505	126,748
U.S. Treasury Principal Strip 0% 2014	108,250	88,401
U.S. Treasury Principal Strip 0% 2014	75,000	60,937
U.S. Treasury Principal Strip 0% 2014	61,490	49,659
U.S. Treasury Principal Strip 0% 2014	25,000	20,745
U.S. Treasury Principal Strip 0% 2014	25,000	19,965
U.S. Treasury 11.25% 2015	60,000	86,883
U.S. Treasury 7.50% 2016	200,000	250,164
U.S. Treasury 9.25% 2016	200,000	272,484
U.S. Treasury Principal Strip 0% 2018	11,460	7,529
U.S. Treasury 6.50% 2026	34,250	42,130
U.S. Treasury Principal Strip 0% 2037	103,500	27,616
Fannie Mae 7.125% 2010	215,000	230,203
Fannie Mae 5.00% 2011	100,000	103,874
Fannie Mae 6.00% 2011	120,000	127,528
Fannie Mae 5.25% 2012	100,000	96,997
Fannie Mae 6.125% 2012	65,000	70,020
Freddie Mac 4.875% 2008	75,000	75,231
Freddie Mac 5.75% 2009	50,000	50,917
Freddie Mac 6.625% 2009	40,000	41,627
Freddie Mac 7.00% 2010	65,000	68,970
Freddie Mac 5.875% 2011	100,000	101,615
Freddie Mac 5.00% 2018	11,200	9,943
Federal Agricultural Mortgage Corp. 4.875% 2011[5]	30,000	30,869
Federal Agricultural Mortgage Corp. 5.50% 2011[5]	37,300	38,883
Federal Home Loan Bank 5.625% 2016	74,375	69,738
CoBank ACB 7.875% 2018[5]	18,660	18,198
CoBank ACB 3.376% 2022[4,5]	26,270	20,922
		3,302,427

ASSET-BACKED OBLIGATIONS[7] — 2.70%
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011	14,149	13,859
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	22,000	21,835
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	20,000	19,250
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 2.543% 2014[4]	30,000	25,258
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	58,000	51,640
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	27,000	26,279
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 2.488% 2013[4,5]	37,000	35,013
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[5]	86,620	81,802
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 2.508% 2015[4,5]	30,000	26,330
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	17,211	16,813
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	29,945	28,592
Triad Automobile Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.52% 2012	49,000	47,786
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	18,503	17,347
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	25,000	22,656
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-5, FGIC insured, 5.45% 2034	16,000	8,114
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-5, FGIC insured, 4.91% 2035	27,500	11,336
Residential Funding Mortgage Securities II, Inc., Series 2005-HSA1, Class A-I-5, FGIC insured, 5.48% 2035[4]	5,790	3,667
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA2, Class A-I-5, FGIC insured, 5.63% 2036[4]	5,000	2,091
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-2, MBIA insured, 5.89% 2037[4]	20,000	8,686
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037[4]	22,800	10,006
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[4]	86,748	82,630
CPS Auto Receivables Trust, Series 2003-D, Class A-2, FSA insured, 3.56% 2010[5]	600	588
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[5]	2,358	2,311
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[5]	3,812	3,663
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[5]	5,450	5,237
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[5]	8,115	7,955
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 2012[5]	10,165	9,715
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[5]	16,391	16,173
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[5]	12,000	11,638
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[5]	15,000	12,961
CPS Auto Receivables Trust, Series 2006-D, Class A-4, FSA insured, 5.115% 2013[5]	18,000	16,144
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[5]	23,631	21,715
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[5]	12,825	11,539
Capital One Multi-asset Execution Trust, Series 2003-4, Class A, 3.65% 2011	18,000	17,997
Capital One Multi-asset Execution Trust, Series 2004-4, Class C, 3.108% 2012[4]	10,000	9,558
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 2.858% 2013[4]	12,000	11,011
Capital One Multi-asset Execution Trust, Series 2008-5, Class A, 4.85% 2014	16,500	16,353
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	23,700	23,774
Capital One Multi-asset Execution Trust, Series 2005-1, Class A, 2.528% 2015[4]	25,000	23,855
Capital One Multi-asset Execution Trust, Series 2003-3, Class C, 4.708% 2016[4]	7,000	6,126
Discover Card Execution Note Trust, Series 2008-2, Class A, 3.458% 2012[4]	33,000	33,005
Discover Card Execution Note Trust, Series 2008-3, Class A, 5.10% 2013	50,000	50,304
Citigroup Mortgage Loan Trust, Inc., Series 2006-WMC1, Class A-2C, 2.661% 2035[4]	22,200	19,647
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFHE2, Class A-2A, 2.611% 2036[4]	7,500	6,544
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFHE2, Class A-3, 2.681% 2036[4,6]	23,749	15,898
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class A-2D, 2.701% 2036[4,6]	17,545	11,745
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A-2, 2.611% 2037[4]	20,000	16,522
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL2, Class A-3B, 2.661% 2037[4]	8,000	4,132
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	2,656	2,610
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	5,016	4,788
UPFC Auto Receivables Trust, Series 2006-B, Class A-3, AMBAC insured, 5.01% 2012	30,345	29,449
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	35,000	33,009
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035	14,701	11,170
CWABS, Inc., Series 2006-24, Class 2-A-3, 2.611% 2037[4]	80,000	57,400
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	8,597	8,591
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[5]	30,000	29,662
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[5]	5,000	4,833
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[5]	25,000	23,812
CS First Boston Mortgage Securities Corp., Series 2007-1, Class 1-A-2A, 5.802% 2037[4]	10,000	7,917
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-1A, 5.837% 2037[4]	59,918	56,055
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	3,855	3,867
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-1, 4.85% 2011	2,111	2,125
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	32,585	33,246
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	20,095	20,381
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[5]	17,877	17,497
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[5]	44,000	41,986
Drivetime Auto Owner Trust, Series 2006-B, Class A-2, MBIA insured, 5.315% 2010[5]	1,075	1,071
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[4,5,6]	56,255	52,913
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	4,062	3,966
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	7,802	7,734
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	18,844	18,429
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	20,000	18,928
BA Credit Card Trust, Series 2008-1, Class A-1, 3.038% 2013[4,5]	48,000	47,632
Capital One Auto Finance Trust, Series 2006-A, Class A-4, AMBAC insured, 2.468% 2012[4]	50,530	47,477
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	34,000	34,425
Honda Auto Receivables Owner Trust, Series 2007-1, Class A-4, 5.09% 2013	9,500	9,564
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[5]	48,860	43,768
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	35,500	34,946
Santander Drive Auto Receivables Trust, Series 2007-3, Class A-4-A, FGIC insured, 5.52% 2014	10,000	8,294
MBNA Credit Card Master Note Trust, Series 2006-1, Class A, 4.90% 2011	12,500	12,570
MBNA Credit Card Master Note Trust, Series 2005-2, Class B, 2.638% 2012[4]	15,000	14,306
MBNA Credit Card Master Note Trust, Series 2001-C, Class C, 7.10% 2013[5]	10,000	9,812
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 2.608% 2014[4]	3,249	3,164
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	3,440	3,363
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	40,000	41,975
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[5]	48,375	38,715
CSAB Mortgage-backed Trust, Series 2006-2, Class A-3-B, 2.711% 2036[4]	20,000	10,284
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[4]	30,000	24,475
Morgan Stanley ABS Capital I Inc. Trust, Series 2006-HE4, Class A-3, 2.611% 2036[4]	15,000	11,650
Morgan Stanley ABS Capital I Inc. Trust, Series 2006-NC5, Class A-2c, 2.611% 2036[4]	10,460	8,558
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A-3, 2.641% 2037[4]	29,130	14,055
Home Equity Asset Trust, Series 2004-7, Class M-2, 3.121% 2035[4]	20,000	15,106
Home Equity Asset Trust, Series 2006-8, Class 2-A-3, 2.621% 2037[4]	24,000	14,411
Chase Issuance Trust, Series 2007-A9, Class A, 2.488% 2014[4]	30,000	29,001
J.P. Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class A-F-6, 5.501% 2036[4]	23,000	17,721
J.P. Morgan Mortgage Acquisition Trust, Series 2006-CH2, Class A-F-1-B, 5.859% 2036[4]	10,874	10,699
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 2.588% 2013[4]	29,000	27,686
Carrington Mortgage Loan Trust, Series 2006-NC2, Class A-2, 2.551% 2036[4]	14,241	12,390
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A-5, 2.521% 2037[4]	17,151	14,683
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	26,000	26,150
Structured Asset Securities Corp., Series 2002-23XS, Class A7, 6.08% 2032[4]	5,632	4,835
Structured Asset Securities Corp., Series 2005-S6, Class A2, 2.751% 2035[4]	10,502	6,354
Structured Asset Securities Corp., Series 2005-S7, Class A2, 2.761% 2035[4,5]	19,072	14,147
Citibank Credit Card Issuance Trust, Class 2004-A7, 2.728% 2013[4]	17,000	16,498
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	9,600	8,766
BMW Vehicle Owner Trust, Series 2006-A, Class A-4, 5.07% 2011	25,000	25,199
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, FGIC insured, 2.701% 2035[4]	48,138	25,109
Hyundai Auto Receivables Trust, Series 2006-B, Class A-4, 5.15% 2013	25,000	25,082
Home Equity Mortgage Trust, Series 2006-4, Class A-1, 5.671% 2036[4]	49,572	15,684
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[4]	31,758	9,073
American Express Credit Account Master Trust, Series 2008-1, Class A, 2.908% 2013[4]	25,000	24,734
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 2.961% 2034[4]	10,873	8,026
Bear Stearns Asset-backed Securities I Trust, Series 2006-HE6, Class I-A-2, 2.611% 2036[4]	17,000	16,009
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[5]	25,150	23,560
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-2, 4.98% 2013	5,260	5,298
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	16,970	16,755
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	22,000	21,719
CWABS Asset-backed Certificates Trust, Series 2007-2, Class 2-A-3, 2.601% 2037[4]	10,000	5,628
CWABS Asset-backed Certificates Trust, Series 2006-14, Class 2-A-2, 2.611% 2037[4]	5,000	3,643
CWABS Asset-backed Certificates Trust, Series 2006-8, Class 2-A-3, 2.621% 2046[4]	15,000	12,272
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	21,275	20,926
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[4]	20,000	11,199
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[4]	20,000	9,389
John Deere Owner Trust, Series 2008, Class A-3, 4.18% 2012	20,000	19,769
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A-3A, 5.29% 2012	19,000	19,394
MASTR Asset-backed Securities Trust, Series 2006-FRE1, Class A-4, 2.751% 2035[4]	5,000	3,603
MASTR Asset-backed Securities Trust, Series 2007-WMC1, Class A-4, 2.621% 2037[4]	25,000	15,305
Argent Securities Trust, Series 2006-W3, Class A-2C, 2.641% 2036[4]	21,500	17,962
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[5]	5,274	5,053
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[5]	13,560	12,643
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	18,000	17,390
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013[6]	8,047	8,134
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015[6]	9,000	9,136
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016[6]	16,728	16,855
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	15,975	7,434
CWHEQ Home Equity Loan Trust, Series 2006-S6, Class A-6, AMBAC insured, 5.657% 2034	10,000	5,539
CWHEQ Home Equity Loan Trust, Series 2006-S9, Class A-1, MBIA insured, 2.561% 2036[4]	4,211	3,658
CWABS Revolving Home Equity Loan Trust, Series 2004-P, Class 2-A, MBIA insured, 2.778% 2034[4]	21,004	14,889
Structured Asset Investment Loan Trust, Series 2006-3, Class A-4, 2.551% 2036[4]	15,000	14,533
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[5]	14,197	14,275
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class C, 3.458% 2013[4]	15,000	14,189
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[5]	15,000	13,643
Chase Auto Owner Trust, Series 2006-B, Class A-4, 5.11% 2014	12,000	12,212
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	12,000	12,113
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034	8,460	7,651
RAMP Trust, Series 2004-RS12, Class M-I-1, 5.186% 2034	6,000	4,335
Fremont Home Loan Trust, Series 2006-B, Class 2-A-3, 2.621% 2036[4]	17,155	10,959
Irwin Home Equity, Series 2006-1, Class 2-A2, AMBAC insured, 5.39% 2035[4,5]	15,000	10,919
FFMLT Trust, Series 2006-FF4, Class A-2, 2.651% 2036[4]	11,271	10,396
Accredited Mortgage Loan Trust, Series 2007-1, Class A-3, 2.591% 2037[4]	15,000	10,280
MBNA Master Credit Card Trust II, Series 2001-B, Class A, 2.718% 2013[4]	5,150	5,059
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 3.058% 2013[4]	5,000	4,768
NovaStar Mortgage Funding Trust, Series 2007-1, Class A-2C, 2.641% 2037[4]	17,000	9,002
DT Auto Owner Trust, Series 2005-B, Class A-3, XLCA insured, 4.429% 2010[5]	8,927	8,699
GMACM Home Loan Trust, Series 2006-HLTV1, Class A-5, FGIC insured, 6.01% 2029[4]	16,901	8,387
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[4]	8,653	7,971
Home Equity Mortgage Loan Asset-backed Trust, Series INABS 2006-E, Class 2A-2, 2.581% 2037[4]	9,000	7,781
BNC Mortgage Loan Trust, Series 2006-2, Class A4, 2.621% 2036[4]	10,000	5,999
BNC Mortgage Loan Trust, Series 2007-2, Class M4, 3.181% 2037[4,6]	9,000	881
BNC Mortgage Loan Trust, Series 2007-2, Class M5, 3.361% 2037[4,6]	4,500	414
BNC Mortgage Loan Trust, Series 2007-2, Class M6, 3.761% 2037[4,6]	2,500	201
Susquehanna Auto Lease Trust, Series 2007-1, Class A-2, 5.32% 2009[5]	7,457	7,476
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	4,493	4,528
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-2, 9.14% 2031	3,000	2,582
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 2.608% 2037[4]	15,454	6,291
CarMax Auto Owner Trust, Series 2007-3, Class B, 6.12% 2013	7,000	6,249
Merrill Lynch Mortgage Investors, Inc., Series 2007-HE1, Class A-2C, 2.691% 2037[4]	9,000	5,702
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[5]	6,904	5,484
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009	5,173	5,230
Popular ABS Mortgage Pass-Through Trust, Series 2004-5, Class AF-6, 4.747% 2034	5,800	4,809
Providian Master Note Trust, Series 2006-B1A, Class B-1, 5.35% 2013[5]	5,000	4,681
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 2.758% 2019[4,5,6]	4,801	4,093
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032	4,845	3,803
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	2,649	2,708
SACO I Trust, Series 2006-12, Class I-A, 2.601% 2036[4]	13,029	2,426
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 3.261% 2034[4]	1,878	1,465
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 3.361% 2034[4]	1,474	749
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	2,070	1,911
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023[6]	1,541	1,470
Long Beach Mortgage Loan Trust, Series 2000-1, Class AF-3, 7.934% 2031[4]	1,201	1,129
Soundview Home Loan Trust, Series 2007-OPT1, Class M-4, 3.061% 2037[4,6]	9,500	930
ACE Securities Corp. Home Equity Loan Trust, Series 2003-NC1, Class A-2A, 2.881% 2033[4]	130	81
		2,800,552

CONSUMER DISCRETIONARY — 0.93%
Comcast Cable Communications, Inc. 6.875% 2009	18,000	18,452
Comcast Corp. 5.45% 2010	9,500	9,657
Comcast Cable Communications, Inc. 6.75% 2011	37,140	38,442
Comcast Cable Communications, Inc. 7.125% 2013	16,450	17,397
Tele-Communications, Inc. 7.875% 2013	10,000	10,778
Comcast Corp. 5.85% 2015	31,000	30,358
Comcast Corp. 6.30% 2017	10,000	9,946
Comcast Corp. 5.70% 2018	19,490	18,526
Comcast Corp. 6.40% 2038	11,810	10,775
Time Warner Inc. 2.915% 2009[4]	18,000	17,594
Time Warner Inc. 5.50% 2011	10,000	9,867
AOL Time Warner Inc. 6.75% 2011	5,000	5,104
AOL Time Warner Inc. 6.875% 2012	13,000	13,288
Time Warner Companies, Inc. 9.125% 2013	10,000	10,939
Time Warner Inc. 5.875% 2016	51,600	48,436
Time Warner Companies, Inc. 7.25% 2017	2,500	2,504
AOL Time Warner Inc. 7.625% 2031	5,000	4,969
Time Warner Inc. 6.50% 2036	17,300	15,042
Federated Department Stores, Inc. 6.625% 2008	20,000	20,014
Federated Department Stores, Inc. 6.30% 2009	5,000	4,987
Federated Retail Holdings, Inc. 5.35% 2012	6,896	6,409
Macy’s Retail Holdings, Inc. 7.875% 2015	10,560	10,512
Federated Retail Holdings, Inc. 5.90% 2016	46,234	40,143
Marriott International, Inc., Series J, 5.625% 2013	49,250	46,225
Marriott International, Inc., Series I, 6.375% 2017	16,750	15,306
Target Corp. 5.125% 2013	18,400	18,635
Target Corp. 6.00% 2018	34,000	34,352
Thomson Corp. 6.20% 2012	14,000	14,215
Thomson Reuters Corp. 5.95% 2013	17,620	17,823
Thomson Reuters Corp. 6.50% 2018	11,780	11,817
J.C. Penney Co., Inc. 7.375% 2008	1,300	1,301
J.C. Penney Co., Inc. 8.00% 2010	31,925	32,896
J.C. Penney Co., Inc. 9.00% 2012	8,480	9,093
News America Holdings Inc. 9.25% 2013	5,200	5,955
News America Inc. 5.30% 2014	5,000	4,932
News America Holdings Inc. 8.00% 2016	2,000	2,213
News America Inc. 7.25% 2018	4,250	4,523
News America Holdings Inc. 8.25% 2018	10,000	11,238
News America Inc. 6.65% 2037	12,600	12,004
Walt Disney Co. 2.861% 2010[4]	5,000	4,983
Walt Disney Co. 5.70% 2011	4,000	4,186
Walt Disney Co. 4.70% 2012	25,000	25,198
Walt Disney Co. 5.625% 2016	6,000	6,086
Viacom Inc. 5.75% 2011	13,500	13,382
Viacom Inc. 6.25% 2016	26,000	24,838
Centex Corp. 4.55% 2010	2,000	1,775
Centex Corp. 7.875% 2011	2,000	1,890
Centex Corp. 5.25% 2015	12,500	9,688
Centex Corp. 6.50% 2016	21,560	17,787
McGraw-Hill Companies, Inc. 5.90% 2017	28,000	27,577
D.R. Horton, Inc. 5.25% 2015	2,240	1,736
D.R. Horton, Inc. 5.625% 2016	2,310	1,790
D.R. Horton, Inc. 6.50% 2016	21,690	17,786
Toll Brothers, Inc. 6.875% 2012	15,000	14,310
Toll Brothers, Inc. 4.95% 2014	7,950	6,795
Cox Communications, Inc. 4.625% 2010	7,666	7,617
Cox Communications, Inc. 7.125% 2012	7,335	7,676
Cox Communications, Inc. 4.625% 2013	5,495	5,227
Ryland Group, Inc. 5.375% 2012	12,000	10,440
Ryland Group, Inc. 5.375% 2015	12,000	9,660
Gap, Inc. 10.05% 2008[4]	19,460	19,917
Time Warner Cable Inc. 5.40% 2012	8,000	7,958
Time Warner Cable Inc. 6.20% 2013	6,000	6,135
Time Warner Cable Inc. 6.75% 2018	4,000	4,041
MDC Holdings, Inc. 5.375% 2014	15,000	13,819
DaimlerChrysler North America Holding Corp. 7.20% 2009	3,000	3,080
DaimlerChrysler North America Holding Corp. 8.00% 2010	10,000	10,524
Harrah’s Operating Co., Inc. 5.50% 2010	4,325	3,784
Harrah’s Operating Co., Inc. 5.625% 2015	10,000	4,600
Harrah’s Operating Co., Inc. 6.50% 2016	10,000	4,550
Pulte Homes, Inc. 7.875% 2011	12,000	11,640
Wyndham Worldwide Corp. 6.00% 2016	11,805	10,160
Home Depot, Inc. 2.901% 2009[4]	7,500	7,349
Kohl’s Corp. 6.30% 2011	1,200	1,218
Kohl’s Corp. 7.375% 2011	5,555	5,771
Lowe’s Companies, Inc. 8.25% 2010	5,455	5,823
Limited Brands, Inc. 6.90% 2017	5,400	4,729
Delphi Automotive Systems Corp. 6.50% 2009[8]	1,200	207
		962,399

ENERGY — 0.86%
Enterprise Products Operating LP, Series B, 4.625% 2009	18,395	18,310
Enterprise Products Operating LP 4.95% 2010	24,205	24,118
Enterprise Products Operating LP 7.50% 2011	29,555	30,978
Enterprise Products Operating LP, Series B 6.375% 2013	7,400	7,603
Enterprise Products Partners LP 5.60% 2014	18,100	17,712
Enterprise Products Operating LP, Series B, 5.00% 2015	1,900	1,799
Enterprise Products Operating LLC 6.50% 2019	8,500	8,561
Enterprise Products Operating LP 6.875% 2033	10,000	9,700
Kinder Morgan Energy Partners LP 6.75% 2011	7,284	7,523
Kinder Morgan Energy Partners LP 5.85% 2012	18,407	18,630
Kinder Morgan Energy Partners LP 5.00% 2013	19,675	19,065
Kinder Morgan Energy Partners LP 5.125% 2014	40,185	38,260
Kinder Morgan Energy Partners LP 6.00% 2017	12,750	12,612
Kinder Morgan Energy Partners LP 6.95% 2038	15,000	14,842
Williams Companies, Inc. and Credit Linked Certificate Trust 6.75% 2009[5]	12,000	12,210
Williams Companies, Inc. 4.791% 2010[4,5]	5,000	4,925
Williams Companies, Inc. 6.375% 2010[5]	12,000	12,360
Williams Companies, Inc. 7.125% 2011	10,000	10,450
Williams Companies, Inc. 8.125% 2012	16,300	17,522
Transcontinental Gas Pipe Line Corp., Series B, 8.875% 2012	8,000	8,800
Williams Companies, Inc. 7.875% 2021	39,000	41,632
Rockies Express Pipeline LLC 5.10% 2009[4,5]	33,950	33,981
Rockies Express Pipeline LLC 6.25% 2013[5]	44,045	44,815
Devon Financing Corp., ULC 6.875% 2011	60,960	64,449
Enbridge Energy Partners, LP 5.35% 2014	3,700	3,526
Enbridge Energy Partners, LP 6.50% 2018[5]	42,000	41,828
Enbridge Energy Partners, LP 8.05% 2067[4]	17,355	15,780
Gaz Capital SA 6.51% 2022[5]	67,365	59,551
Enbridge Inc. 5.80% 2014	33,500	33,323
Enbridge Inc. 4.90% 2015	11,310	10,522
Enbridge Inc. 5.60% 2017	10,190	9,767
TransCanada PipeLines Ltd. 6.35% 2067[4]	45,750	38,723
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[5,7]	2,621	2,627
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[7]	413	414
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5,7]	27,650	25,875
Marathon Oil Corp. 6.00% 2017	19,000	18,794
Marathon Oil Corp. 5.90% 2018	10,000	9,746
Transocean Inc. 5.25% 2013	9,500	9,589
Transocean Inc. 6.00% 2018	14,335	14,558
Pemex Finance Ltd. 8.875% 2010[7]	8,285	8,683
Pemex Project Funding Master Trust 5.75% 2018[5]	12,750	12,476
Canadian Natural Resources Ltd. 5.45% 2012	4,500	4,515
Canadian Natural Resources Ltd. 5.70% 2017	13,500	13,175
Sunoco, Inc. 6.75% 2011	7,500	7,736
Sunoco, Inc. 4.875% 2014	9,250	8,609
XTO Energy Inc. 5.90% 2012	15,500	15,667
Duke Capital Corp. 7.50% 2009	10,000	10,178
Gulfstream Natural Gas 5.56% 2015[5]	10,000	9,627
Southern Natural Gas Co. 5.90% 2017[5]	7,460	7,213
El Paso Natural Gas Co. 5.95% 2017	2,000	1,927
Phillips Petroleum Co. 8.75% 2010	6,000	6,520
Energy Transfer Partners, LP 5.95% 2015	5,930	5,916
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	5,000	5,012
Husky Energy Inc. 6.20% 2017	2,500	2,490
Husky Energy Inc. 6.80% 2037	1,000	977
		896,201

HEALTH CARE — 0.80%
UnitedHealth Group Inc. 4.125% 2009	20,165	19,970
UnitedHealth Group Inc. 2.981% 2010[4]	32,350	31,259
UnitedHealth Group Inc. 5.25% 2011	1,585	1,570
UnitedHealth Group Inc. 4.875% 2013	22,200	21,525
UnitedHealth Group Inc. 4.875% 2013	18,400	17,716
UnitedHealth Group Inc. 5.375% 2016	30,650	28,691
UnitedHealth Group 6.00% 2017	20,000	19,003
Cardinal Health, Inc. 6.75% 2011	100,250	103,841
Cardinal Health, Inc. 5.85% 2017	10,000	9,784
WellPoint, Inc. 5.00% 2011	37,000	36,625
WellPoint, Inc. 5.875% 2017	56,000	53,611
WellPoint, Inc. 6.375% 2037	11,000	9,799
Hospira, Inc. 4.95% 2009	48,950	49,072
Hospira, Inc. 3.281% 2010[4]	7,120	6,847
Hospira, Inc. 5.55% 2012	20,000	19,804
Hospira, Inc. 5.90% 2014	5,860	5,903
Hospira, Inc. 6.05% 2017	4,315	4,172
AstraZeneca PLC 5.40% 2012	61,000	62,787
AstraZeneca PLC 5.40% 2014	9,000	9,213
Coventry Health Care, Inc. 5.875% 2012	9,000	8,730
Coventry Health Care, Inc. 6.30% 2014	8,750	8,203
Coventry Health Care, Inc. 6.125% 2015	6,500	6,016
Coventry Health Care, Inc. 5.95% 2017	53,280	46,675
Schering-Plough Corp. 6.00% 2017	70,000	69,242
Humana Inc. 6.45% 2016	39,775	37,839
Humana Inc. 6.30% 2018	10,335	9,437
Biogen Idec Inc. 6.00% 2013	40,000	39,770
GlaxoSmithKline Capital Inc. 4.85% 2013	37,000	37,036
Boston Scientific Corp. 6.00% 2011	14,875	14,763
Boston Scientific Corp. 6.40% 2016	1,000	965
Abbott Laboratories 5.875% 2016	12,907	13,298
Aetna Inc. 5.75% 2011	12,500	12,577
Amgen Inc. 4.00% 2009	10,000	10,002
Universal Health Services, Inc. 7.125% 2016	6,820	7,036
		832,781

TELECOMMUNICATION SERVICES — 0.71%
SBC Communications Inc. 6.25% 2011	35,000	36,231
AT&T Wireless Services, Inc. 7.875% 2011	76,700	81,770
SBC Communications Inc. 5.875% 2012	10,000	10,309
AT&T Inc. 4.95% 2013	7,500	7,509
SBC Communications Inc. 5.10% 2014	4,250	4,172
AT&T Inc. 5.50% 2018	13,560	13,260
AT&T Inc. 5.60% 2018	9,545	9,392
AT&T Corp. 8.00% 2031[4]	17,000	19,362
AT&T Inc. 6.30% 2038	1,850	1,746
Verizon Global Funding Corp. 7.25% 2010	10,000	10,573
Verizon Global Funding Corp. 7.375% 2012	17,000	18,322
Verizon Communications Inc. 4.35% 2013	5,000	4,831
Verizon Communications Inc. 5.25% 2013	33,500	33,569
Verizon Communications Inc. 5.50% 2017	20,000	19,219
Verizon Communications Inc. 5.50% 2018	9,400	9,006
Verizon Communications Inc. 6.10% 2018	25,595	25,581
Sprint Capital Corp. 6.375% 2009	1,925	1,925
US Unwired Inc., Series B, 10.00% 2012	33,305	33,639
Nextel Communications, Inc., Series E, 6.875% 2013	27,007	21,215
Nextel Communications, Inc., Series F, 5.95% 2014	50,162	38,166
Sprint Capital Corp. 6.90% 2019	5,820	4,971
Telecom Italia Capital SA 4.00% 2010	10,880	10,720
Telecom Italia Capital SA, Series B, 5.25% 2013	50,200	47,433
Telecom Italia Capital SA 6.999% 2018	21,500	21,411
Telecom Italia Capital SA 7.20% 2036	11,370	10,682
Telecom Italia Capital SA 7.721% 2038	9,000	8,885
British Telecommunications PLC 8.625% 2010[4]	4,200	4,514
British Telecommunications PLC 5.15% 2013	50,000	48,955
British Telecommunications PLC 5.95% 2018	11,000	10,603
British Telecommunications PLC 9.125% 2030[4]	9,300	11,061
PCCW-HKT Capital Ltd. 8.00% 2011[4,5]	22,450	23,828
PCCW-HKT Capital Ltd. 8.00% 2011[4]	1,800	1,911
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[5]	11,900	10,494
Singapore Telecommunications Ltd. 6.375% 2011	9,825	10,326
Singapore Telecommunications Ltd. 6.375% 2011[5]	3,490	3,668
Singapore Telecommunications Ltd. 7.375% 2031[5]	12,600	13,687
Vodafone Group PLC 5.625% 2017	17,100	16,447
Vodafone Group PLC 6.15% 2037	11,000	9,937
Koninklijke KPN NV 8.00% 2010	12,550	13,292
Koninklijke KPN NV 8.375% 2030	8,180	9,354
Telefónica Emisiones, SAU 5.984% 2011	20,000	20,254
France Télécom 7.75% 2011[4]	15,600	16,623
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	3,000	3,029
		731,882

UTILITIES — 0.61%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	65,000	66,146
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	25,000	24,269
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	13,000	14,042
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	12,000	12,327
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	12,325	12,762
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	8,314	8,240
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	16,975	17,222
Appalachian Power Co., Series J, 4.40% 2010	10,000	9,954
Ohio Power Co., Series J, 5.30% 2010	18,000	18,068
Appalachian Power Co., Series M, 5.55% 2011	10,000	10,049
Appalachian Power Co., Series I, 4.95% 2015	15,000	13,968
Indiana Michigan Power Co. 5.65% 2015	11,000	10,581
Scottish Power PLC 4.91% 2010	30,000	29,996
Scottish Power PLC 5.375% 2015	25,000	24,082
Cilcorp Inc. 8.70% 2009	17,025	17,344
AmerenEnergy Generating Co., Series D, 8.35% 2010	6,500	6,861
Illinois Power Co. 6.125% 2017	15,000	14,304
Cilcorp Inc. 9.375% 2029	5,000	5,183
MidAmerican Energy Co. 5.125% 2013	1,500	1,505
MidAmerican Energy Co. 5.95% 2017	20,000	20,337
PacifiCorp., First Mortgage Bonds, 5.65% 2018	6,000	5,952
MidAmerican Energy Holdings Co. 5.75% 2018[5]	10,000	9,871
Exelon Corp. 4.45% 2010	10,000	9,935
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	9,000	9,052
Exelon Generation Co., LLC 6.95% 2011	17,600	18,215
Alabama Power Co., Series R, 4.70% 2010	1,750	1,778
Alabama Power Co., Series 2007-D, 4.85% 2012	32,350	32,604
PSEG Power LLC 3.75% 2009	10,000	9,995
PSEG Power LLC 7.75% 2011	15,000	15,795
Public Service Electric and Gas Co., Series E, 5.30% 2018	5,000	4,886
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 2012[5]	30,000	29,525
National Grid PLC 6.30% 2016	28,225	27,953
Cleveland Electric Illuminating Co. 5.65% 2013	20,535	20,210
Jersey Central Power & Light Co. 5.625% 2016	3,550	3,394
Pennsylvania Electric Co. 6.05% 2017	3,000	2,927
Consumers Energy Co., Series O, 5.00% 2012	5,200	5,195
Consumers Energy Co. First Mortgage Bonds 5.15% 2017	10,000	9,499
Consumers Energy Co. 5.65% 2018	11,400	11,095
Centerpoint Energy Resources Corp., Series B, 7.875% 2013	18,000	19,277
Centerpoint Energy, Inc., Series B, 6.85% 2015	5,000	5,093
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	10,311	10,440
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010	3,000	3,024
Virginia Electric and Power Co., Series A, 6.00% 2037	2,000	1,863
Public Service Co. of Colorado, First Collateral Trust Bonds, Series No. 12, 4.875% 2013	5,000	5,028
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	6,500	6,406
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.15% 2015	5,000	4,984
Progress Energy Florida, Inc., First Mortgage Bonds, 5.65% 2018	1,700	1,721
Constellation Energy Group, Inc. 6.125% 2009	5,535	5,589
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,500	5,495
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	1,000	993
		635,034

INDUSTRIALS — 0.51%
Koninklijke Philips Electronics NV 4.625% 2013	77,700	76,864
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[7]	8,676	7,895
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	4,792	4,169
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	9,514	8,289
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[7]	2,000	1,410
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[7]	13,869	12,107
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	14,772	13,910
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[7]	11,930	9,663
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[7]	39,450	36,294
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[7]	41,770	36,340
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[7]	3,302	2,699
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[5,7]	34,321	35,549
Caterpillar Financial Services Corp., Series F, 2.865% 2008[4]	1,000	1,000
Caterpillar Inc. 4.50% 2009	17,785	17,945
Caterpillar Financial Services Corp. 4.30% 2010	4,300	4,337
Caterpillar Financial Services Corp., Series F, 5.125% 2011	3,000	3,070
Caterpillar Financial Services Corp., Series F, 4.85% 2012	4,290	4,339
Caterpillar Financial Services Corp., Series F, 5.50% 2016	2,000	2,011
Caterpillar Inc. 6.05% 2036	1,600	1,563
CSX Corp. 5.75% 2013	15,000	14,589
CSX Corp. 6.25% 2015	15,000	14,553
General Electric Capital Corp., Series A, 4.80% 2013	27,000	26,621
General Electric Co. 4.50% PINES 2035	1,905	1,775
Waste Management, Inc. 6.50% 2008	6,180	6,231
Waste Management, Inc. 7.375% 2010	20,000	20,619
Waste Management, Inc. 5.00% 2014	890	826
Raytheon Co. 4.85% 2011	16,000	16,059
Raytheon Co. 6.40% 2018	1,580	1,647
Raytheon Co. 6.75% 2018	2,420	2,537
Raytheon Co. 7.00% 2028	4,000	4,226
Canadian National Railway Co. 5.55% 2018	25,000	24,434
Tyco International Group SA 6.125% 2008	13,000	13,033
Tyco International Group SA 6.125% 2009	7,000	7,052
Atlas Copco AB 5.60% 2017[5]	17,290	16,814
Union Pacific Corp. 5.75% 2017	5,405	5,259
Union Pacific Corp. 5.70% 2018	9,870	9,554
Northrop Grumman Systems Corp. 7.125% 2011	12,700	13,408
John Deere Capital Corp. 4.875% 2009	6,000	6,064
John Deere Capital Corp. 5.10% 2013	1,700	1,715
John Deere Capital Corp., Series D, 5.50% 2017	5,350	5,318
Hutchison Whampoa International Ltd. 6.50% 2013[5]	11,800	12,125
Lockheed Martin Corp. 4.121% 2013	2,000	1,937
Lockheed Martin Corp. 7.65% 2016	4,000	4,476
Lockheed Martin Corp., Series B, 6.15% 2036	3,000	2,889
BNSF Funding Trust I 6.613% 2055[4]	6,700	5,941
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[7]	1,225	1,213
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[7]	1,819	1,790
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[7]	3,330	2,725
		524,884

INFORMATION TECHNOLOGY — 0.28%
Electronic Data Systems Corp., Series B, 6.50% 2013[4]	54,980	57,851
Electronic Data Systems Corp. 7.45% 2029	15,000	15,763
National Semiconductor Corp. 6.15% 2012	42,620	43,178
National Semiconductor Corp. 6.60% 2017	28,000	27,528
KLA-Tencor Corp. 6.90% 2018	36,875	36,092
Jabil Circuit, Inc. 5.875% 2010	19,185	18,801
Jabil Circuit, Inc. 8.25% 2018	15,500	15,500
Hewlett-Packard Co. 4.50% 2013	30,000	29,761
Western Union Co. 2.869% 2008[4]	20,000	19,991
Cisco Systems, Inc. 5.25% 2011	14,000	14,419
Sabre Holdings Corp. 8.35% 2016	10,000	7,050
Motorola, Inc. 7.625% 2010	1,590	1,602
		287,536

MATERIALS — 0.24%
Rohm and Haas Co. 5.60% 2013	26,470	26,634
Rohm and Haas Co. 6.00% 2017	18,900	18,504
UPM-Kymmene Corp. 5.625% 2014[5]	41,490	36,206
Stora Enso Oyj 6.404% 2016[5]	29,565	25,063
ArcelorMittal 5.375% 2013[5]	20,000	19,695
E.I. du Pont de Nemours and Co. 4.125% 2010	4,000	4,036
E.I. du Pont de Nemours and Co. 5.00% 2013	12,410	12,461
E.I. du Pont de Nemours and Co. 5.25% 2016	1,500	1,463
International Paper Co. 7.40% 2014	17,000	16,999
Dow Chemical Co. 5.75% 2008	10,500	10,568
Dow Chemical Co. 5.70% 2018	6,250	5,911
Lafarge 6.15% 2011	11,735	11,741
Lafarge 6.50% 2016	3,250	3,161
Packaging Corp. of America 4.375% 2008	14,000	14,000
Weyerhaeuser Co. 6.75% 2012	9,000	9,273
Weyerhaeuser Co. 7.375% 2032	3,000	2,869
C10 Capital (SPV) Ltd. 6.722% (undated)[4,5]	12,755	11,648
Arbermarle Corp. 5.10% 2015	7,000	6,627
Commercial Metals Co. 6.50% 2017	4,675	4,535
ICI Wilmington, Inc. 4.375% 2008	4,000	4,003
ICI Wilmington, Inc. 5.625% 2013	500	508
Alcan Inc. 6.45% 2011	1,000	1,034
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	323
		247,262

CONSUMER STAPLES — 0.23%
Kroger Co. 5.00% 2013	11,250	11,067
Kroger Co. 6.40% 2017	48,135	49,276
CVS Caremark Corp. 2.982% 2010[4]	5,000	4,897
CVS Corp. 7.77% 2012[5,7]	2,089	2,172
CVS Corp. 6.117% 2013[5,7]	1,755	1,739
CVS Corp. 5.789% 2026[5,7]	13,282	11,909
CVS Corp. 6.036% 2028[5,7]	4,820	4,487
CVS Caremark Corp. 6.943% 2030[5,7]	29,717	28,875
Safeway Inc. 6.35% 2017	30,000	30,608
Delhaize Group 6.50% 2017	28,410	28,397
Wal-Mart Stores, Inc. 4.25% 2013	6,000	5,974
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 2015[7]	16,000	18,377
Tyson Foods, Inc. 6.85% 2016[4]	20,000	18,604
Walgreen Co. 4.875% 2013	10,000	9,991
Tesco PLC 5.50% 2017[5]	10,000	9,609
		235,982

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.06%
Russian Federation 7.50% 2030[7]	46,591	52,472
Corporación Andina de Fomento 6.875% 2012	10,000	10,495
		62,967

MUNICIPALS — 0.02%
State of Winsconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	12,130	11,936
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	8,414	7,698
State of Louisiana, Tobacco Settlement Financing. Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	2,638	2,584
		22,218

Total bonds & notes (cost: $24,728,373,000)		23,258,068

	Principal amount	Market value
Short-term securities — 8.44%	(000)	(000)

Federal Home Loan Bank 1.67%–2.55% due 8/8/2008–2/23/2009	$1,793,512	$1,786,858
Freddie Mac 2.00%–2.55% due 8/4/2008–1/9/2009	1,657,960	1,650,495
U.S. Treasury Bills 1.191%–2.1145% due 8/7–12/4/2008	1,248,700	1,243,835
Fannie Mae 2.07%–2.36% due 8/20–10/31/2008	678,065	675,939
Wal-Mart Stores Inc. 1.90%–2.11% due 9/9–12/22/2008[5]	331,700	328,819
General Electric Capital Services, Inc. 2.36%–2.45% due 8/1–8/27/2008	189,200	189,121
General Electric Capital Corp. 2.34% due 8/14/2008	61,600	61,543
Edison Asset Securitization LLC 2.51% due 9/9/2008[5]	42,450	42,312
Procter & Gamble International Funding S.C.A. 2.15%–2.30% due 9/11–10/30/2008[5]	287,700	286,569
Pfizer Inc 1.95%–2.65% due 8/5–9/26/2008[5]	260,520	259,829
Wells Fargo & Co. 2.36%–2.40% due 8/21–9/15/2008	252,000	251,537
United Parcel Service Inc. 2.06%–2.14% due 8/1–11/4/2008[5]	250,000	249,477
Coca-Cola Co. 2.06%–2.32% due 8/8–9/24/2008[5]	224,800	224,021
Federal Farm Credit Banks 2.06%–2.12% due 8/4/2008–2/12/2009	150,000	149,039
American Express Credit Corp. 2.62%–3.00% due 10/6–11/14/2008	125,000	124,188
Variable Funding Capital Corp.2.50%–2.61% due 8/4–8/15/2008[5]	120,000	119,908
Ciesco LLC 2.63% due 8/6/2008[5]	65,600	65,571
CAFCO, LLC 2.65% due 8/1/2008[5]	50,000	49,996
IBM Capital Inc. 2.25% due 9/18/2008[5]	100,000	99,636
Ranger Funding Co. LLC 2.85% due 8/8/2008[5]	46,386	46,357
Bank of America Corp. 2.58%–2.68% due 8/26–10/7/2008	48,500	48,338
Johnson & Johnson 2.02%–2.03% due 8/19–8/20/2008[5]	88,800	88,671
AT&T Inc. 2.20%–2.27% due 8/12–8/19/2008[5]	74,900	74,821
Private Export Funding Corp. 2.20%–2.21% due 9/12–10/24/2008[5]	65,000	64,746
JPMorgan Chase & Co. 2.50% due 8/11/2008	47,600	47,561
Park Avenue Receivables Co., LLC 2.50% due 8/5/2008[5]	10,400	10,396
Abbott Laboratories 2.22% due 8/5/2008[5]	50,000	49,985
State Street Corp. 2.40% due 8/5/2008	50,000	49,982
Honeywell International Inc.2.08% due 8/6/2008[5]	50,000	49,978
HSBC Finance Corp. 2.50% due 8/15/2008	50,000	49,943
International Bank for Reconstruction and Development 1.87% due 9/29/2008	50,000	49,829
Caterpillar Financial Services Corp. 2.05% due 9/2/2008	47,800	47,710
John Deere Capital Corp. 2.14% due 10/2/2008[5]	44,900	44,687
Chevron Funding Corp. 2.20% due 8/8/2008	40,000	39,980
E.I. duPont de Nemours and Co. 2.18% due 8/27/2008[5]	40,000	39,935
Harvard University 2.05% due 9/29/2008	25,000	24,915
USAA Capital Corp. 2.00% due 8/15/2008	19,600	19,578
Paccar Financial Corp. 2.26% due 10/10/2008	19,000	18,898
Brown-Forman Corp. 2.40% due 10/16/2008[5]	18,700	18,589

Total short-term securities (cost: $8,744,044,000)		8,743,592

Total investment securities (cost: $98,002,078,000)		103,632,534
Other assets less liabilities		3,323

Net assets		$103,635,857

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	The fund owns 5% or more of the outstanding voting shares of this company. See table on the next page for additional information.
[2]	Security did not produce income during the last 12 months.
[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

Citigroup Inc., Series D, 7.00%,
non-cumulative convertible preferred	1/15/2008	$22,500	$21,899	.02%
Macquarie Communications Infrastructure Group	4/23/2007–12/21/2007	22,856	12,373	.01

Total restricted securities		$45,356	$34,272	.03%

[4]	Coupon rate may change periodically.
[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,253,240,000, which represented 5.07% of the net assets of the fund.

[6]
Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $439,973,000, which represented .42% of the net assets of the fund.

[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Scheduled interest and/or principal payment was not received.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended July 31, 2008, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Market value of affiliates at 7/31/08 (000)

UST Inc.	8,178,000	364,000	—	8,542,000	$15,670	$449,395
Embarq Corp.	7,597,327	1,666,000	—	9,263,327	17,986	423,982
Macquarie Infrastructure Group	142,568,021	—	—	142,568,021	23,769	344,416
Macquarie Airports	102,521,281	—	9,252,544	93,268,737	22,723	247,237
SBM Offshore NV	8,335,188	984,000	—	9,319,188	7,385	209,594
Ambuja Cements Ltd.	67,900,919	31,060,000	—	98,960,919	1,914	189,790
RPM International, Inc.	6,900,000	1,000,000	—	7,900,000	4,123	161,950
De La Rue PLC	—	8,804,046	—	8,804,046	2,341	147,078
SP AusNet	135,553,825	—	10,594,133	124,959,692	13,982	133,907
Greene King PLC	3,927,110	4,795,100	—	8,722,210	753	89,449
Macquarie Communications
Infrastructure Group	26,596,968	1,270,732	—	27,867,700	10,384	75,967
Macquarie Communications
Infrastructure Group	4,332,067	206,974	—	4,539,041	1,650	12,373
Singapore Post Private Ltd.	107,025,000	—	—	107,025,000	3,832	81,388
VastNed Retail NV	845,106	—	—	845,106	3,107	68,796
S P Setia Bhd.*	33,575,000	32,002,500	—	65,577,500	3,324	61,658
S P Setia Bhd. Group, rights expire 2008	—	10,056,250	10,056,250	—	—	—
S P Setia Bhd., warrants expire 2013	—	5,240,000	5,240,000	—	—	—
Macquarie International
Infrastructure Fund Ltd.	83,170,000	—	—	83,170,000	2,548	46,219
BELIMO Holding AG	29,774	12,476	—	42,250	1,591	39,896
Ekornes ASA	1,830,425	150,000	—	1,980,425	2,475	30,120
Fortune Real Estate Investment Trust	52,408,500	—	—	52,408,500	1,171	29,021
Allco Commercial REIT	44,940,001	—	—	44,940,001	1,086	26,617
Cambridge Industrial Trust	51,975,000	—	—	51,975,000	995	24,893
TICON Industrial Connection PCL	41,951,000	—	—	41,951,000	1,429	18,038
Fong’s Industries Co. Ltd.	36,590,000	—	—	36,590,000	704	13,883
Oakton Ltd.	4,617,960	—	—	4,617,960	473	12,502
CapitaRetail China Trust*†	23,007,000	7,830,000	—	30,837,000	—	—
Cityspring Infrastructure Trust†	29,250,000	—	29,250,000	—	629	—
Compass Minerals International, Inc.†	2,090,758	—	2,090,758	—	669	—
Fisher & Paykel Healthcare Corp. Ltd.†	33,221,000	—	33,221,000	—	1,379	—
Idearc Inc.†	7,339,714	600,000	6,951,214	988,500	5,233	—
iStar Financial, Inc.†	8,207,550	—	2,000,000	6,207,550	19,003	—
iStar Financial, Inc. 3.326% 2009†	—	$1,050,000	—	$1,050,000	57	—
iStar Financial, Inc. 5.375% 2010†	$25,675,000	—	$11,139,000	$14,536,000	945	—
iStar Financial, Inc. 5.80% 2011†	$7,600,000	—	$7,600,000	—	222	—
iStar Financial, Inc. 5.875% 2016†	—	$600,000	$600,000	—	2	—
iStar Financial, Inc. 6.00% 2010†	—	$15,919,000	—	$15,919,000	284	—
iStar Financial, Inc. 6.50% 2013†	—	$950,000	—	$950,000	31	—
iStar Financial, Inc.,
Series B, 4.875% 2009†	$2,000,000	$353,000	$2,353,000	—	38	—
iStar Financial, Inc.,
Series B, 5.125% 2011†	$10,000,000	$2,820,000	—	$12,820,000	493	—
iStar Financial, Inc., Series F, 7.80%
cumulative redeemable†	400,000	—	—	400,000	513	—
PaperlinX Ltd.†	22,547,000	—	—	22,547,000	636	—
					$175,549	$2,938,169

*This security was an unaffiliated issuer in its initial period of acquisition at 10/31/2007; and was not publicly disclosed.
†Unaffiliated issuer at 7/31/2008

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$13,003,474
Gross unrealized depreciation on investment securities	(8,081,100)
Net unrealized appreciation on investment securities	4,922,374
Cost of investment securities for federal income tax purposes	98,710,160

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-912-0908O-S15876

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER, INC.

By /s/ Catherine M. Ward
Catherine M. Ward, Principal Executive Officer

Date: September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Catherine M. Ward
Catherine M. Ward, Principal Executive Officer

Date: September 26, 2008

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: September 26, 2008